UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-21944
                                                 ---------

                   First Trust Exchange-Traded Fund II
     ---------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                          120 East Liberty Drive
                         Wheaton, Illinois 60187
     ---------------------------------------------------------------
           (Address of principal executive offices) (Zip code)

                          W. Scott Jardine, Esq.
                       First Trust Portfolios L.P.
                          120 East Liberty Drive
                         Wheaton, Illinois 60187
     ---------------------------------------------------------------
                 (Name and address of agent for service)

    Registrant's telephone number, including area code:  (630) 765-8000
                                                         --------------

                 Date of fiscal year end: September 30
                                          ------------

               Date of reporting period: September 30, 2008
                                         ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



[LOGO OMMITTED]           FIRST TRUST




FIRST TRUST EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------




        First Trust DJ STOXX(R) Select Dividend 30 Index Fund

        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

        First Trust Dow Jones Global Select Dividend Index Fund

        First Trust ISE Global Wind Energy Index Fund













----------------------
Annual Report
September 30, 2008
----------------------


Front Cover

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------

                       First Trust Exchange-Traded Fund II
                               September 30, 2008


 Shareholder Letter                                                          2
 Market Overview                                                             3
 Fund Performance Overview
      First Trust DJ STOXX(R) Select Dividend 30 Index Fund                  4
      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund             6
      First Trust Dow Jones Global Select Dividend Index Fund                8
      First Trust ISE Global Wind Energy Index Fund                         10
 Notes to Fund Performance Overview                                         12
 Understanding Your Fund Expenses                                           13
 Portfolio of Investments
      First Trust DJ STOXX(R) Select Dividend 30 Index Fund                 15
      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund            17
      First Trust Dow Jones Global Select Dividend Index Fund               21
      First Trust ISE Global Wind Energy Index Fund                         23
 Statements of Assets and Liabilities                                       26
 Statements of Operations                                                   28
 Statements of Changes in Net Assets                                        30
 Financial Highlights                                                       32
 Notes to Financial Statements                                              34
 Report of Independent Registered Public Accounting Firm                    40
 Additional Information                                                     41
 Board of Trustees and Officers                                             44
 Risk Considerations                                                        46

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                  Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                         Performance and Risk Disclosure

There is no assurance that any series of the Trust described in this report (individually, each such series is referred to as a "Fund" and collectively, the "Funds") will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.


                             How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other regulatory filings.

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Shareholder Letter
-------------------------------------------------------------------------------


                        First Trust Exchange-Traded Fund II
                                  Annual Report
                               September 30, 2008



Dear Shareholders:

The majority of 2008 has been challenging for the financial markets and for most investors. Yet, First Trust Advisors L.P. ("First Trust") believes that, regardless of the market, in order to be successful in reaching their financial goals, investors should be invested for the long term. First Trust also believes that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to provide a wide range of investment products, including our family of exchange-traded funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about the Funds that comprise First Trust Exchange-Traded Fund II for the 12-month period ended September 30, 2008. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.


Sincerely,


/s/ James A. Bowen


James A. Bowen
President of First Trust Exchange-Traded Fund II

-------------------------------------------------------------------------------
Market Overview
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                                  Annual Report
                               September 30, 2008


[PHOTO OMMITTED]   Robert F. Carey, CFA
                   Senior Vice President and Chief Investment Officer
                   First Trust Advisors L.P.


                   Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


State of the Global Economy

For the better part of the last 12 months, the combination of continued weakness in the U.S. residential housing market (which migrated overseas), higher energy and commodity prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down significantly both domestically and abroad. As most are aware by now, the billions of dollars of losses sustained by a number of major banking institutions, mortgage lenders, securities firms and insurance companies, primarily operating in the U.S. and Europe, required an orchestrated stimulus effort (rate cuts and capital infusion) from central bankers and governments throughout the industrialized world. Without such assistance, the credit markets would likely have remained frozen for an extended period making it very difficult for businesses and consumers to gain access to capital. The credit crunch was severe enough to push the U.S. economy into recession as well as temper global growth.

The International Monetary Fund ("IMF") estimates that the global growth rate for 2008 and 2009 will be 3.9% and 3.0%, respectively, down from 5.0% in 2007. Perhaps the IMF's most critical forecast calls for housing prices in the U.S. to stabilize at some juncture in 2009. The precipitous drop in residential real estate values in the U.S. over the past 12-18 months contributed greatly to the collapse of subprime-based collateralized debt obligations ("CDOs") and related securities. The declining property values were critical because the property served as collateral. As property values eroded so did the value of the collateral, which, in turn, drove the value of CDOs down - by over 70% in some instances. Achieving stability in the residential real estate and credit markets is paramount, in our opinion. The wealth effect can play an important role in driving consumer sentiment, particularly in the U.S. where consumer spending accounts for roughly two-thirds of economic activity. A homeowner who sees the value of their home trending lower may consume less because they perceive they possess less wealth.

Global Markets

When the U.S. sneezes the rest of the world catches a cold. Despite the tremendous progress achieved by emerging and developed markets over the past 10-15 years it is quite clear that the U.S. still has a strong influence on their well-being. The global growth story was largely intact until September 2008, when the Federal Reserve Bank ("Fed") changed its monetary policy. It cut rates aggressively in an effort to counterbalance the ripple effect from the weakness in the housing market. The Fed lowered the federal funds rate a total of 3.25percentage points over a short span. The move, however, was correctly viewed by the global markets as inflationary. Inflation rates rose sharply around the globe as commodity prices surged. Inflation doubled in hot growth markets such as China and India. While the U.S. was cutting interest rates many foreign central banks were forced to either raise lending rates or maintain current rate levels, as was the case in Europe, to combat rising costs. The price of a barrel of oil spiked to nearly $150 as the value of the U.S.dollar continued to erode. Global real estate markets, which had been more resilient than the U.S. housing and commercial real estate markets, began regressing. Most equities markets around the globe found themselves in or near bear market territory by the end of September 2008. About the only safe haven for investors were securities "backed by the full faith and credit of the U.S. government."

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Fund Performance Overview
-------------------------------------------------------------------------------


FDD - First Trust DJ STOXX(R) Select Dividend 30 Index Fund

First Trust DJ STOXX(R) Select Dividend 30 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the STOXX Index. The Fund's shares began trading on August 30, 2007.

The STOXX Index consists of 30 high dividend-yielding securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the STOXX Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

-------------------------------------------------------------------------------------------------------------
Performance as of September 30, 2008
-------------------------------------------------------------------------------------------------------------
                                                         Average Annual                       Cumulative
                                                          Total Returns                      Total Returns

                                                1 Year Ended     Inception (08/27/07)    Inception (08/27/07)
                                                  09/30/08            to 09/30/08             to 09/30/08
 FUND PERFORMANCE
 NAV                                              -46.12%             -41.53%                  -44.38%
 Market Price                                     -45.94%             -41.07%                  -43.91%
 INDEX PERFORMANCE
 Dow Jones STOXX(R) Select Dividend 30 Index      -46.24%             -41.67%                  -44.61%
 Dow Jones STOXX(R) 600 Index                     -30.97%             -24.65%                  -26.67%
-------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 12.)

Performance Review

All seven sectors represented in the Fund's portfolio posted negative returns for the year ended September 30, 2008. Utilities was the best-performing sector, followed by telecommunication services. The financials sector was the biggest detractor from the Fund's performance. A large weighting in financials (41.8% average weight), combined with poor performance from the sector, resulted in negative contribution to the Fund. Consumer discretionary stocks posted the worst returns in the portfolio.

Switzerland (6.7% average weight) was the only country to provide a positive contribution to return for the year ended September 30, 2008. The United Kingdom ("UK") was the biggest drag on the Fund's performance. In addition to having the largest weighting in the portfolio (40.4% average weight), the UK holdings were among the worst performers for the period. Ireland (7.6% average weight) was the worst-performing country for the Fund.

-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
     (by contribution to return over the 12 months ended September 30, 2008)

             TOP-PERFORMING STOCKS                BOTTOM-PERFORMING STOCKS
          Ciba Specialty Chemicals AG                    Cattles PLC
                   Amlin PLC                          Taylor Wimpey PLC
            Provident Financial PLC                 DSG International PLC
         Royal Bank of Scotland Group                Trinity Mirror PLC
         Zurich Financial Services AG             Alliance & Leicester PLC


________________________
"STOXX," "Dow Jones STOXX(R) 600 Index" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FDD - First Trust DJ STOXX(R)Select Dividend 30 Index Fund (Continued)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS

 Financials                                     45.2%
 Consumer Discretionary                         12.7
 Industrials                                    10.3
 Utilities                                       7.1
 Materials                                       5.6
 Energy                                          2.8
 Telecommunication Services                     16.3
                                               ------
 Total                                         100.0%
                                               ======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECURITY                                 LONG-TERM INVESTMENTS

 DSG International PLC                           9.2%
 Provident Financial PLC                         6.5
 Tomkins PLC                                     6.3
 Brit Insurance Holdings PLC                     5.8
 Amlin PLC                                       5.1
 Ciba Specialty Chemicals AG                     4.8
 United Utilities PLC                            4.4
 Alliance & Leicester PLC                        4.1
 Deutsche Telekom AG                             3.7
 Belgacom SA                                     3.7
                                               ------
 Total                                          53.6%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2008

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                              8/27/07     9/30/07     9/30/08
----------                                              -------     -------     -------
First Trust DJ STOXX Select Dividend 30 Index Fund      $10,000     $10,323     $ 5,562
Dow Jones STOXX Select Dividend 30 Index                 10,000      10,304       5,539
Dow Jones STOXX 600 Index                                10,000      10,622       7,332


Performance figures assume reinvest ment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2008

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2008.

-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint At/Above NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points        >= 200 Basis Points
8/30/07 - 9/30/07                         7                         9                          4                         0
10/1/07 - 9/30/08                        38                        55                         74                        30

-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint Below NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points        >= 200 Basis Points
8/30/07 - 9/30/07                         1                         0                          0                         0
10/1/07 - 9/30/08                        25                        12                         10                         9

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FFR - First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Global Real Estate Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its assets in common stocks that comprise the FTSE Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the FTSE Index. The Fund's shares began trading on August 30, 2007.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

-------------------------------------------------------------------------------------------------------------
Performance as of September 30, 2008
-------------------------------------------------------------------------------------------------------------
                                                    Average Annual                       Cumulative
                                                     Total Returns                      Total Returns

                                           1 Year Ended     Inception (08/27/07)    Inception (08/27/07)
                                             09/30/08            to 09/30/08             to 09/30/08
 FUND PERFORMANCE
 NAV                                         -30.35%             -23.68%                  -25.57%
 Market Price                                -31.50%             -24.52%                  -26.48%
 INDEX PERFORMANCE
 EPRA/NAREITGlobal Index                     -30.61%             -23.84%                  -25.80%
 S&P/Citigroup Global REIT Index             -24.54%             -18.50%                  -20.80%
-------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 12.)


Performance Review

Only three of the 10 REIT sub-industries represented in the Fund's portfolio provided a positive contribution to return for the year ended September 30, 2008. The health care and self storage sub-industries were the best performers over the period (measured by contribution to return). The specialty sub-industry was the only other sub-industry to post a positive contribution to the Fund's performance. The diversified sub-industry, with a 38.1% average weight in the portfolio, was the biggest drag on the Fund's performance. The retail and office sub-industries (22.5% and 13.5% average weights, respectively) also hurt the Fund's returns.

Switzerland was the only country to provide a positive contribution over the period. Hong Kong had an average weight of 12.3% in the portfolio over the period and posted the largest negative contribution. Australia (11.1% average weight) and Japan (12.0% average weight) were the second and third worst performers, respectively, over the period. Securities from United States, United Kingdom, Singapore and China all posted negative contributions to returns.

-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
     (by contribution to return over the 12 months ended September 30, 2008)

            TOP-PERFORMING STOCKS             BOTTOM-PERFORMING STOCKS
               Public Storage               Sun Hung Kai Properties Ltd.
                  HCP, Inc.                General Growth Properties, Inc.
             Equity Residential                    Westfield Group
                Ventas, Inc.                 Mitsubishi Estate Co., Ltd.
         Simon Property Group, Inc.                 Goodman Group


________________________
The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)","FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FFR - First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (Continued)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
 Financials                                     99.2%
 Industrials                                     0.5
 Consumer Discretionary                          0.2
 Health Care                                     0.1
                                               ------
 Total                                         100.0%
                                               ======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECURITY                                 LONG-TERM INVESTMENTS
 Westfield Group                                 4.3%
 Simon Property Group, Inc.                      3.6
 Mitsubishi Estate Co., Ltd.                     3.3
 Sun Hung Kai Properties Ltd.                    3.2
 Mitsui Fudosan Co., Ltd.                        2.7
 Unibail-Rodamco S.A.                            2.7
 Vornado Realty Trust                            2.3
 Public Storage                                  2.1
 Equity Residential                              2.0
 Boston Properties, Inc.                         1.8
                                               ------
 Total                                          28.0%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2008

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                   8/27/07    9/30/07    9/30/08
----------                                                   -------    -------    -------
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund   $10,000    $10,686    $ 7,443
EPRA/NAREIT Global Real Estate Index                         $10,000    $10,693    $ 7,420
S&P Global REIT Index                                        $10,000    $10,590    $ 7,991


Performance figures assume reinvest ment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2008

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2008.

-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint At/Above NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points       >= 200 Basis Points
8/30/07 - 9/30/07                         9                        10                          1                         0
10/1/07 - 9/30/08                        58                        63                         48                        11
-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint Below NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points       >= 200 Basis Points
8/30/07 - 9/30/07                         1                         0                          0                         0
10/1/07 - 9/30/08                        35                        21                         12                         5

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FGD - First Trust Dow Jones Global Select Dividend Index Fund

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend 30 Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its assets in common stocks that comprise the Select Dividend 30 Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares, representing securities in the Select Dividend 30 Index. The Fund's shares began trading on November 27, 2007.

The Select Dividend 30 Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Developed Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.


--------------------------------------------------------------------------------
Performance as of September 30, 2008
--------------------------------------------------------------------------------
                                                               Cumulative
                                                              Total Returns
                                                          Inception (11/21/07)
                                                               to 09/30/08
 FUND PERFORMANCE
 NAV                                                            -29.72%
 Market Price                                                   -30.82%
 INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)                     -30.75%
 Dow Jones World Developed Markets Index(SM)                    -21.84%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 12.)


Performance Review

Although health care (0.1% average weight) was the best-performing sector for the period ended September 30, 2008, due to its small weighting it had limited contribution to return over the period. Additionally, at September 30, 2008, the Fund held no securities within the health care sector. Consumer staples was the only other sector to post a positive contribution over the period. The financials sector (45.8% average weight) was the biggest drag on the Fund's performance. The sector was the second worst performer over the period for both the Fund and the benchmark. Industrials and telecommunication services also hurt the Fund's returns.

All 17 countries represented in the Fund's portfolio posted negative contributions for the period ended September 30, 2008. Canada and Hong Kong posted the best performance. Australia and the United Kingdom were the two biggest drags on performance. Combined, the two countries accounted for over 42% of the portfolio. Ireland was the worst-performing country, losing almost 60% over the period.

-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
                   (by contribution to return over the period
                 November 21, 2007 through September 30, 2008)

           TOP-PERFORMING STOCKS               BOTTOM-PERFORMING STOCKS
                BB&T Corp.                 Telecom Corp. of New Zealand Ltd.
                  FKI PLC                           JJB Sports PLC
     Jardine Lloyd Thompson Group PLC             National City Corp.
                 UST, Inc.                           Kungsleden AB
      HongKong Electric Holdings Ltd.           Bradford & Bingley PLC


________________________
Dow Jones and Dow Jones Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FGD - First Trust Dow Jones Global Select Dividend Index Fund (Continued)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS

 Financials                                     47.0%
 Utilities                                      13.0
 Industrials                                    11.0
 Telecommunication Services                      9.1
 Energy                                          6.1
 Materials                                       4.4
 Consumer Discretionary                          4.2
 Consumer Staples                                3.5
 Information Technology                          1.7
                                               ------
 Total                                         100.0%
                                               ======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECURITY                                 LONG-TERM INVESTMENTS

 Mullen Group Income Fund                        2.8%
 Kungsleden AB                                   2.1
 Telecom Corp. of New Zeland Ltd.                2.0
 Jardine Lloyd Thompson Group PLC                1.8
 Russel Metals, Inc.                             1.7
 BB&T Corp.                                      1.7
 HMV Group PLC                                   1.6
 Canadian Oil Sands Trust                        1.6
 Insurance Australia Group Ltd.                  1.5
 FKP Property Group                              1.5
                                               ------
 Total                                          18.3%
                                               ======




                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      NOVEMBER 21, 2007 - SEPTEMBER 30, 2008

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                   11/21/07   9/30/08
----------                                                   --------   -------
First Trust Dow Jones Global Select Dividend Index Fund      $10,000    $ 7,028
Dow Jones Global Select Dividend Index(SM)                   $10,000    $ 6,925
Dow Jones World Developed Markets Index(SM)                  $10,000    $ 7,816


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2008

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 27, 2007 (commencement of trading) through September 30, 2008.

-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint At/Above NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points       >= 200 Basis Points
11/27/07 - 9/30/08                       21                        22                         54                        69
-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint Below NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points       >= 200 Basis Points
11/27/07 - 9/30/08                       17                         6                         12                        12

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FAN - First Trust ISE Global Wind Energy Index Fund

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its assets in common stocks that comprise the ISE Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the ISE Index. The Fund's shares began trading on June 18, 2008.

The ISE Index was developed and is owned by the International Securities Exchange, LLC ("ISE"), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"), which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies. The inception date of the ISE Index was June 6, 2008, on which date, there were 52 stocks that comprised the ISE Index, of which, 35 were issued by non-U.S. issuers, which represented approximately 84% of the ISE Index.

-------------------------------------------------------------------------------
Performance as of September 30, 2008
-------------------------------------------------------------------------------
                                                             Cumulative
                                                            Total Returns
                                                        Inception (06/16/08)
                                                             to 09/30/08
 FUND PERFORMANCE
 NAV                                                          -36.30%
 Market Price                                                 -36.23%
 INDEX PERFORMANCE
 ISE Global Wind Energy Index                                 -36.86%
 Russell 3000(R) Index                                        -14.17%
-------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 12.)


Performance Review

Since inception (June 16, 2008), the Fund has significantly underperformed the broader market's (Russell 3000 Index) return. Performance was hurt by rapidly falling oil prices over the period, which reduced the attractiveness of alternative energy sources such as wind energy. Oil prices peaked at over $145 per barrel in early July and fell 25% over the period (since the Fund's inception.) Also hurting the Fund's performance was the increasing volatility in the equity markets which resulted in investors fleeing growth-oriented names in favor of more defensive, value-oriented names. Looking at the portfolio by sector, over 90% of the Fund is invested in the industrials (53.9% average weight) and utilities (37.4% average weight) sectors. Both sectors performed poorly over the period since the Fund's inception, returning -34.3% and -40.0%, respectively.

------------------------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------------------------

                (by contribution to return over the period June 16,
                        2008 through September 30, 2008)
                   TOP-PERFORMING STOCKS                          BOTTOM-PERFORMING STOCKS
          A-Power Energy Generation Systems, Ltd.                  Broadwind Energy, Inc.
                      C. Rokas S.A.                                Vestas Wind Systems A/S
  China High Speed Transmission Equipment Group Co., Ltd.    Gamesa Corporacion Tecnologica S.A.
                   El Paso Electric Co.                                 Theolia S.A.
                Polish Energy Partners S.A.                  Hansen Transmissions International



________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Wind Energy
Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE
Global Wind Energy Index, is not sponsored, endorsed, sold or promoted by the
International Securities Exchange(TM) and the International Securities Exchange(TM)
makes no representation regarding the advisability of trading in such products.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FAN - First Trust ISE Global Wind Energy Index Fund (Continued)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
 Industrials                                    57.6%
 Utilities                                      34.1
 Energy                                          5.9
 Materials                                       1.5
 Consumer Discretionary                          0.7
 Consumer Staples                                0.2
                                               ------
 Total                                         100.0%
                                               ======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2008
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECURITY                                 LONG-TERM INVESTMENTS

 Hansen Transmissions International              8.5%
 REpower Systems AG                              8.4
 Gamesa Corporacion Tecnologica S.A.             7.6
 Vestas Wind Systems A/S                         7.6
 Nordex AG                                       6.0
 Babcock & Brown Wind Partners Group             4.0
 Clipper Windpower PLC                           3.8
 Broadwind Energy, Inc.                          3.5
 Fersa Energias Renovables S.A.                  3.1
 Japan Wind Development Co., Ltd.                3.0
                                               ------
 Total                                          55.5%
                                               ======



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                       JUNE 16, 2008 - SEPTEMBER 30, 2008

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                   6/16/08    9/30/08
----------                                                   -------    -------
First Trust ISE Global Wind Energy Index Fund                $10,000    $ 6,370
ISE Global Wind Energy Index                                 $10,000    $ 6,314
Russell 3000(R) Index                                        $10,000    $ 8,583


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2008

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2008 (commencement of trading) through September 30, 2008.

-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint At/Above NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points       >= 200 Basis Points
6/18/08 - 9/30/08                       24                         17                        13                         2
-----------------------------------------------------------------------------------------------------------------------------------
                                                Number of Days Bid/Ask Midpoint Below NAV
-----------------------------------------------------------------------------------------------------------------------------------
For the Period                   0-49 Basis Points         50-99 Basis Points       100-199 Basis Points       >= 200 Basis Points
6/18/08 - 9/30/08                        6                          1                         8                         2

-------------------------------------------------------------------------------
Notes to Fund Performance Overview
-------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

First Trust Exchange-Traded Fund II


Understanding Your Fund Expenses
September 30, 2008 (Unaudited)


As a shareholder of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, or First Trust ISE Global Wind Energy Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at April 1, 2008 (or since inception) and held through the six-month period ended September 30, 2008.


Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.


Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Annualized
                                                                                                 Expense Ratio        Expenses Paid
                                                      Beginning            Ending                Based on the         During the
                                                      Account Value        Account Value         Six-Month            Six-Month
                                                      April 1, 2008        September 30, 2008    Period (a)           Period (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
Actual                                                 $1,000.00             $629.10               0.60%               $2.44
Hypothetical (5% return before expenses)               $1,000.00           $1,022.00               0.60%               $3.03


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Actual                                                  $1,000.00            $825.90               0.60%               $2.74
Hypothetical (5% return before expenses)                $1,000.00          $1,022.00               0.60%               $3.03


FIRST TRUST DOW JONES SELECT GLOBAL DIVIDEND INDEX FUND
Actual                                                  $1,000.00            $752.10               0.60%               $2.63
Hypothetical (5% return before expenses)                $1,000.00          $1,022.00               0.60%               $3.03


                                                                        Page 13




First Trust Exchange-Traded Fund II


Understanding Your Fund Expenses (Continued)
September 30, 2008 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Annualized         Expenses Paid
                                                                                               Expense Ratio      During the Period
                                                     Beginning             Ending              Based on the       June 16, 2008
                                                     Account Value         Account Value       Number of Days     to
                                                     June 16, 2008 (c)     September 30, 2008  in the Period (a)  Sept. 30, 2008 (d)
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
Actual                                                $1,000.00              $637.00             0.60%               $1.44
Hypothetical (5% return before expenses)              $1,000.00            $1,022.00             0.60%               $3.03


(a) These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(c) Inception date.

(d) Actual expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 107/366 (to reflect the actual period June 16, 2008 to September 30, 2008). Hypothetical expenses are assumed for the most recent half-year period.

First Trust DJ STOXX (R) Select Dividend 30 Index Fund


Portfolio of Investments (a)
September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks--98.2%
             Austria--4.1%
    18,430   Telekom Austria AG                 $     324,271
     6,973   Wienerberger AG                          189,319
                                                -------------
                                                      513,590
                                                -------------
             Belgium--3.6%
    11,982   Belgacom SA                              451,437
                                                -------------
             Denmark--4.4%
    10,278   Danske Bank A/S                          247,469
     6,428   NKT Holding A/S                          302,719
                                                -------------
                                                      550,188
                                                -------------
             France--6.5%
    20,409   Credit Agricole SA                       393,073
    14,929   France Telecom SA                        418,752
                                                -------------
                                                      811,825
                                                -------------
             Germany--9.1%
     4,736   Deutsche Bank AG                         343,894
    30,317   Deutsche Telekom AG                      460,644
     4,696   RWE AG                                   338,102
                                                -------------
                                                    1,142,640
                                                -------------
             Ireland--5.5%
    24,480   Allied Irish Banks PLC                   201,238
    42,039   Bank of Ireland Group                    234,364
    37,055   Irish Life & Permanent PLC               259,585
                                                -------------
                                                     695,187
                                                -------------
             Norway--5.5%
    30,899   DnB NOR ASA                              239,708
    14,779   Norsk Hydro ASA                           99,983
    14,684   StatoilHydro ASA                         348,941
                                                -------------
                                                      688,632
                                                -------------
             Switzerland--10.0%
    13,858   Ciba Specialty Chemicals AG              593,140
     1,165   Swisscom AG                              347,189
     1,129   Zurich Financial Services AG             312,643
                                                -------------
                                                    1,252,972
                                                -------------
             United Kingdom--49.5%
   104,345   Alliance & Leicester PLC                 508,725
   109,932   Amlin PLC                                629,037
   216,685   Brit Insurance Holdings PLC              708,517
   208,818   Cattles PLC                              291,075
 1,300,899   DSG International PLC                  1,132,366
   100,198   Lloyds TSB Group PLC                     402,623
    26,543   Persimmon PLC                            193,132
    51,333   Provident Financial PLC                  796,434
   279,022   Tomkins PLC                              779,050
   155,077   Trinity Mirror PLC                       235,669
    43,811   United Utilities PLC                     543,691
                                                -------------
                                                    6,220,319
                                                -------------
             Total Common Stocks--98.2%
             (Cost $18,605,498)                    12,326,790


    Shares   Description                                Value
-------------------------------------------------------------

             Money Market Fund--0.5%
             United States--0.5%
    59,691   Morgan Stanley Institutional Treasury
             Money Market Fund --0.66% (b)
             (Cost $59,691)                     $      59,691
                                                -------------

             Total Investments--98.7%
             (Cost $18,665,189) (c)                12,386,481
             Net Other Assets and
                Liabilities--1.3%                     158,957
                                                -------------
             Net Assets--100.0%                 $  12,545,438
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Represents annualized 7-day yield at September 30, 2008.

(c) Aggregate cost for federal income tax purposes is $19,451,964. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $125,115 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,190,598.


Security Valuation Inputs

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 2A):

                                                 Investments
Valuation Inputs                                in Securities
--------------------------------------------------------------
Level 1 - Quoted Prices - Investments            $        --
Level 2 - Other Significant Observable Inputs     12,386,481
Level 3 - Significant Unobservable Inputs                 --
--------------------------------------------------------------
Total                                            $12,386,481
                                                 =============


                        See Notes to Financial Statements               Page 15

First Trust DJ STOXX (R) Select Dividend 30 Index Fund

September 30, 2008


                                                       % of
Industry                                            Net Assets
--------------------------------------------------------------
Commercial Banks                                      17.8%
Diversified Telecommunication Services                16.0
Insurance                                             15.2
Specialty Retail                                       9.0
Consumer Finance                                       8.7
Multi-Utilities                                        7.0
Industrial Conglomerates                               6.2
Chemicals                                              4.7
Oil, Gas & Consumable Fuels                            2.8
Capital Markets                                        2.7
Machinery                                              2.4
Media                                                  1.9
Household Durables                                     1.5
Building Products                                      1.5
Metals & Mining                                        0.8
Money Market                                           0.5
--------------------------------------------------------------
Total Investments                                     98.7
Net Other Asset and Liabilities                        1.3
                                                  ------------
Total                                                100.0%
                                                  ============


Page 16                 See Notes to Financial Statements

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund


Portfolio of Investments (a)
September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks--99.7%
             Australia--9.6%
     7,607   Abacus Property Group              $       5,565
    10,986   Australand Property Group                  4,913
     6,138   Babcock & Brown Japan Property
                Trust                                   2,938
     3,572   Bunnings Warehouse Property Trust          5,156
    27,094   Centro Retail Group                        2,541
    19,866   CFS Retail Property Trust                 36,045
    19,134   Commonwealth Property Office
                Fund                                   22,545
    34,745   DB RREEF Trust                            40,870
     3,091   FKP Property Group                         9,608
    20,291   Goodman Group                             40,946
    26,060   GPT Group                                 38,093
    13,236   ING Industrial Fund                       16,771
    14,913   ING Office Fund                           17,343
    15,824   Macquarie CountryWide Trust               12,494
    24,047   Macquarie Office Trust                    15,364
    13,047   Mirvac Group                              26,594
    17,188   Stockland                                 77,162
     2,831   Sunland Group Ltd.                         5,527
    18,039   Valad Property Group                       4,416
    22,831   Westfield Group                          312,737
                                                -------------
                                                      697,628
                                                -------------
             Austria--0.6%
     1,034   CA Immobilien Anlagen AG (b)              10,171
     1,012   Conwert Immobilien Invest AG (b)           9,545
     5,439   ImmoFinanz Immobilien
                Analagen AG                            19,241
       807   Sparkassen Immobilien AG (b)               5,549
                                                -------------
                                                       44,506
                                                -------------
             Belgium--0.6%
       155   Befimmo S.C.A.                            15,704
       101   Cofinimmo S.A.                            17,629
        82   Intervest Offices NV                       3,115
        19   Leasinvest Real Estate S.C.A.              1,850
        76   Warehouses De Pauw S.C.A                   4,178
        25   Wereldhave Belgium S.C.A.                  1,774
                                                -------------
                                                       44,250
                                                -------------
             Bermuda--1.5%
     3,582   Great Eagle Holdings Ltd.                  7,966
    19,922   Hongkong Land Holdings Ltd.               58,969
     6,979   Hopson Development Holdings
                Ltd.                                    3,546
     6,699   Kerry Properties Ltd.                     21,712
       503   Orient-Express Hotels Ltd.,
                Class A                                12,137
                                                -------------
                                                      104,330
                                                -------------

             Canada--3.6%
       367   Allied Properties Real Estate
                Investment Trust                        6,393
       589   Boardwalk Real Estate Investment          19,758
     3,490   Brookfield Properties                     54,502


    Shares   Description                                Value
-------------------------------------------------------------

             Canada (Continued)
       916   Calloway Real Estate Investment
                Trust                           $      16,061
       787   Canadian Apartment Properties
                Real Estate Investment Trust           11,758
       716   Canadian Real Estate Investment
                Trust                                  19,066
     1,165   Chartwell Seniors Housing Real
                Estate Investment Trust                 7,772
       535   Cominar Real Estate Investment
                Trust                                  10,617
       203   Dundee Real Estate Investment Trust        5,688
       775   Extendicare Real Estate Investment
                Trust                                   5,061
     1,718   H&R Real Estate Investment Trust          24,182
       870   InnVest Real Estate Investment Trust       7,153
       525   Morguard Real Estate Investment
                Trust                                   5,831
       267   Northern Property Real Estate
                Investment Trust                        5,698
       732   Primaris Retail Real Estate
                Investment Trust                       11,232
     2,602   RioCan Real Estate Investment
                Trust                                  49,412
                                                -------------
                                                      260,184
                                                -------------
             Cayman Islands--0.9%
    17,755   Agile Property Holdings Ltd.               8,111
    23,115   China Resources Land Ltd.                 24,548
    38,774   Country Garden Holdings, Co., Ltd.        12,319
    13,516   New World China Land Ltd.                  3,164
    15,607   Shimao Property Holdings Ltd.              9,001
    14,878   Shui On Land Ltd.                          6,212
                                                -------------
                                                       63,355
                                                -------------
             Denmark--0.0%
       332   TK Development A/S (b)                     1,798
                                                -------------
             Finland--0.2%
     1,953   Citycon Oyj                                6,397
       985   Sponda Oyj                                 5,943
       679   Technopolis Oyj                            4,706
                                                -------------
                                                       17,046
                                                -------------
             France--4.7%
       554   Acanthe Developpement S.A.                 1,475
        48   Affine Group                               1,876
       243   Fonciere des Regions Group                25,375
       221   Gecina S.A.                               23,820
       233   Icade                                     18,876
       844   Klepierre LLC                             33,033
       356   Mercialys                                 15,138
        62   Societe de la Tour Eiffel                  5,524
       154   Societe Immobiliere de Location
                pour l'Industrie et le Commerce        19,044
       964   Unibail-Rodamco S.A.                     195,045
                                                -------------
                                                      339,206
                                                -------------


                        See Notes to Financial Statements               Page 17

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks (Continued)
             Germany--0.4%
       332   Alstria Office AG                  $       4,241
       266   Colonia Real Estate AG                     1,474
       407   Deutsche Euroshop AG                      13,234
       305   Deutsche Wohnen AG (b)                     3,912
       279   DIC Asset AG                               3,900
       309   Patrizia Immobilien AG (b)                   895
       235   Vivacon AG                                 2,311
                                                -------------
                                                       29,967
                                                -------------
             Greece--0.2%
       302   Babis Vovos International
                Construction S.A. (b)                   8,314
       217   Eurobank Properties Real Estate
                Investment Co.                          2,331
       156   Lamda Development S.A. (b)                 1,265
                                                -------------
                                                       11,910
                                                -------------
             Guernsey--0.3%
     3,377   F&C Commercial Property Trust
                Ltd.                                    4,764
     3,928   ING UK Real Estate Income
                Trust Ltd.                              3,251
     3,965   Invista Foundation Property
                Trust Ltd.                              3,368
       672   ISIS Property Trust Ltd.                   1,004
       982   ISIS Property Trust 2 Ltd.                 1,260
       139   Mapeley Ltd.                               2,223
     1,232   Standard Life Investment Property
                Income Trust PLC                        1,558
     1,692   Teesland Advantage Property
                Income Trust Ltd.                       1,303
     3,083   UK Commercial Property Trust
                Ltd.                                    4,072
                                                -------------
                                                       22,803
                                                -------------
             Hong Kong--7.8%
    26,180   Champion Real Estate Investment
                Trust                                  10,705
    45,877   China Overseas Land & Investment
                Ltd.                                   55,605
    24,543   Hang Lung Properties Ltd.                 57,775
    12,720   Henderson Land Development Co.,
                Ltd.                                   56,703
     9,225   Hysan Development Co., Ltd.               24,013
     6,818   Kowloon Development Co., Ltd.              6,105
    25,329   Link (The) REIT                           52,653
    32,812   New World Development Co., Ltd.           36,544
    19,069   Shenzhen Investment Ltd.                   2,854
    28,513   Sino Land Co., Ltd.                       31,934
    22,140   Sun Hung Kai Properties Ltd.             228,149
                                                -------------
                                                      563,040
                                                -------------
             Italy--0.2%
     9,075   Beni Stabili S.p.A.                        8,386
     1,466   Immobiliare Grande Distribuzione           3,300


    Shares   Description                                Value
-------------------------------------------------------------

             Italy (Continued)
     1,300   Risanamento S.p.A. (b)             $       1,565
                                                -------------
                                                       13,251
                                                -------------
             Japan--12.1%
     1,116   AEON Mall Co., Ltd.                       33,262
       737   DAIBIRU Corp.                              5,558
     1,840   HEIWA Real Estate, Co., Ltd.               6,593
         7   Japan Prime Realty Investment Corp.       16,598
         5   Japan Real Estate Investment Corp.        40,347
         5   Japan Retail Fund Investment Corp.        20,557
         2   Kenedix Realty Investment Corp.            7,444
    11,930   Mitsubishi Estate Co., Ltd.              235,083
    10,081   Mitsui Fudosan Co., Ltd.                 194,785
         1   MORI TRUST Sogo Reit, Inc.                 7,667
         6   Nippon Building Fund, Inc.                58,003
         3   Nippon Commercial Investment Corp.         6,550
         4   Nomura Real Estate Office Fund, Inc.      27,334
        16   NTT Urban Development Corp.               19,456
         3   ORIX JREIT, Inc.                          15,035
         2   Premier Investment Co.                     8,514
     5,744   Sumitomo Realty & Development
                Co., Ltd.                             125,097
     1,092   TOC Co., Ltd.                              4,128
     2,375   Tokyo Tatemono Co., Ltd.                  11,294
     4,297   Tokyu Land Corp.                          15,972
         2   TOKYU REIT, Inc.                          13,002
         2   United Urban Investment Corp.              8,770
                                                -------------
                                                      881,049
                                                -------------
             Jersey--0.0%
     1,819   Invesco Property Income Trust Ltd.           589
                                                -------------

             Luxembourg--0.2%
       533   Gagfah SA                                  6,788
       671   ProLogis European Properties               5,976
                                                -------------
                                                       12,764
                                                -------------
             Netherlands--1.8%
       797   Corio NV                                  56,625
       424   Eurocommercial Properties NV              18,460
       424   Nieuwe Steen Investments
                Funds NV                                9,450
     1,386   Plaza Centers (Europe) NV                  1,822
       245   VastNed Offices/Industrial NV              5,085
       198   Vastned Retail NV                         13,919
       246   Wereldhave NV                             24,010
                                                -------------
                                                      129,371
                                                -------------
             New Zealand--0.1%
     8,438   Kiwi Income Property Trust                 6,596
                                                -------------

             Norway--0.0%
     1,792   Norwegian Property ASA                     3,121
                                                -------------

             Poland--0.2%
     1,300   Globe Trade Centre S.A. (b)               11,945
                                                -------------


Page 18                 See Notes to Financial Statements

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks (Continued)
             Singapore--2.2%
     9,539   Allgreen Properties, Ltd.          $       4,247
    15,400   Ascendas Real Estate Investment
                Trust                                  20,344
    11,945   CapitaCommercial Trust                    11,107
    25,020   Capitaland Ltd.                           54,538
    14,728   CapitaMall Trust                          23,487
     4,064   Keppel Land Ltd.                           8,117
    16,790   Mapletree Logistics Trust                  8,615
     2,000   Singapore Land Ltd.                        6,747
    18,197   Suntec Real Estate Investment
                Trust                                  14,878
     7,087   Wing Tai Holdings Ltd.                     4,714
                                                -------------
                                                      156,794
                                                -------------
             Spain--0.0%
       119   Renta Corporation Real Estate SA             685
                                                -------------

             Sweden--0.8%
     2,038   Castellum AB                              17,918
     2,006   Fabege AB                                 11,394
       962   Hufvudstaden AB                            7,472
     1,480   Klovern AB                                 3,811
     1,618   Kungsleden AB                             10,406
       444   Wihlborgs Fastigheter AB                   6,184
                                                -------------
                                                       57,185
                                                -------------
             Switzerland--0.8%
        67   Allreal Holding AG                         7,589
       556   PSP Swiss Property AG                     32,362
       228   Swiss Prime Site AG (b)                   13,081
       404   Zueblin Immobilien Holding AG              2,759
                                                -------------
                                                       55,791
                                                -------------
             United Kingdom--6.8%
       284   A.J. Mucklow Group PLC                     1,426
     1,019   Big Yellow Group PLC                       5,985
     6,062   British Land Co., PLC                     81,768
     3,214   Brixton PLC                               12,103
       841   Capital & Regional PLC                     2,577
       575   CLS Holdings PLC (b)                       3,561
        58   Daejan Holdings PLC                        2,911
     1,192   Derwent London PLC                        22,434
       482   Development Securities PLC                 3,345
     1,148   Grainger PLC                               4,181
     2,145   Great Portland Estates PLC                12,971
     3,442   Hammerson PLC                             60,682
     1,129   Helical Bar PLC                            6,143
     5,513   Land Securities Group PLC                124,514
     4,299   Liberty International PLC                 74,337
     1,895   Minerva PLC (b)                            1,192
       398   Primary Health Properties PLC              1,949
     1,533   Quintain Estates & Development
                PLC                                     5,558
     5,131   Segro PLC                                 38,685
     1,602   Shaftesbury PLC                           12,225
     1,074   St. Modwen Properties PLC                  5,629


    Shares   Description                                Value
-------------------------------------------------------------

             United Kingdom (Continued)
     1,473   Unite Group PLC                    $       6,054
     2,055   Workspace Group PLC                        4,809
                                                -------------
                                                      495,039
                                                -------------
             United States--44.1%
       381   Acadia Realty Trust                        9,632
        92   Agree Realty Corp.                         2,631
        24   Alexander's, Inc. (b)                      9,600
       378   Alexandria Real Estate Equities, Inc.     42,525
     1,160   AMB Property Corp.                        52,548
       501   American Campus Communities, Inc.         16,974
     1,015   Apartment Investment &
                Management Co.                         35,545
     1,419   Ashford Hospitality Trust                  5,747
       194   Associated Estates Realty Corp.            2,528
       912   AvalonBay Communities, Inc.               89,759
       850   BioMed Realty Trust, Inc.                 22,483
     1,410   Boston Properties, Inc.                  132,061
     1,050   Brandywine Realty Trust                   16,832
       604   BRE Properties, Inc.                      29,596
       630   Camden Property Trust                     28,892
       786   CBL & Associates Properties, Inc.         15,783
       524   Cedar Shopping Centers, Inc.               6,927
       567   Colonial Properties Trust                 10,597
       564   Corporate Office Properties Trust         22,757
     1,475   Corrections Corp. of America (b)          36,654
       458   Cousins Properties, Inc.                  11,555
     2,035   DCT Industrial Trust, Inc.                15,242
     1,415   Developers Diversified Realty Corp.       44,841
     1,092   DiamondRock Hospitality Co.                9,937
       852   Digital Realty Trust, Inc.                40,257
     1,078   Douglas Emmett, Inc.                      24,869
     1,725   Duke Realty Corp.                         42,401
       420   DuPont Fabros Technology, Inc.             6,405
       295   EastGroup Properties, Inc.                14,319
       338   Education Realty Trust, Inc.               3,745
       389   Entertainment Properties Trust            21,286
       292   Equity Lifestyle Properties, Inc.         15,485
       437   Equity One, Inc.                           8,954
     3,194   Equity Residential                       141,846
       302   Essex Property Trust, Inc.                35,736
       971   Extra Space Storage, Inc.                 14,915
       697   Federal Realty Investment Trust           59,663
       745   FelCor Lodging Trust, Inc.                 5,334
       523   First Industrial Realty Trust, Inc.       15,000
       287   First Potomac Realty Trust                 4,934
       934   Forest City Enterprises, Inc., Class A    28,646
     3,170   General Growth Properties, Inc.           47,867
       219   Getty Realty Corp.                         4,855
       446   Glimcher Realty Trust                      4,656
     2,959   HCP, Inc.                                118,745
     1,125   Health Care REIT, Inc.                    59,884
       601   Healthcare Realty Trust, Inc.             17,519
       562   Hersha Hospitality Trust                   4,181
       683   Highwoods Properties, Inc.                24,287
       501   Hilltop Holdings, Inc. (b)                 5,170
       375   Home Properties, Inc.                     21,731


                        See Notes to Financial Statements               Page 19

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks (Continued)
             United States (Continued)
     1,112   Hospitality Properties Trust       $      22,818
     6,207   Host Hotels & Resorts, Inc.               82,491
     2,697   HRPT Properties Trust                     18,582
       781   Inland Real Estate Corp.                  12,254
       680   Investors Real Estate Trust                7,609
       384   Kilroy Realty Corp.                       18,351
     3,000   Kimco Realty Corp.                       110,820
       342   Kite Realty Group Trust                    3,762
       479   LaSalle Hotel Properties                  11,170
       765   Lexington Realty Trust                    13,173
     1,106   Liberty Property Trust                    41,641
       272   LTC Properties, Inc.                       7,975
       886   Macerich (The) Co.                        56,394
       778   Mack-Cali Realty Corp.                    26,351
       568   Maguire Properties, Inc.                   3,385
       786   Medical Properties Trust, Inc.             8,921
       326   Mid-America Apartment
                Communities, Inc.                      16,020
       114   National Healthcare Corp.                  5,372
       870   National Retail Properties, Inc.          20,837
     1,142   Nationwide Health Properties, Inc.        41,089
       897   OMEGA Healthcare Investors, Inc.          17,635
       180   Parkway Properties, Inc.                   6,815
       471   Pennsylvania Real Estate Investment
                Trust                                   8,878
       520   Post Properties, Inc.                     14,544
     3,107   ProLogis                                 128,226
       181   PS Business Parks, Inc.                   10,426
     1,512   Public Storage                           149,703
       219   Ramco-Gershenson Properties                4,910
     1,197   Realty Income Corp.                       30,643
       825   Regency Centers Corp.                     55,019
       159   Saul Centers, Inc.                         8,036
     1,357   Senior Housing Properties Trust           32,337
     2,647   Simon Property Group, Inc.               256,758
       689   SL Green Realty Corp.                     44,647
       258   Sovran Self Storage, Inc.                 11,530
       881   Strategic Hotels & Resorts, Inc.           6,652
       217   Sun Communities, Inc.                      4,299
       609   Sunstone Hotel Investors, Inc.             8,222
       375   Tanger Factory Outlet Centers, Inc.       16,421
       470   Taubman Centers, Inc.                     23,500
     1,520   UDR, Inc.                                 39,748
       140   Universal Health Realty Income Trust       5,446
       222   Urstadt Biddle Properties, Inc.            4,163
       684   U-Store-It Trust                           8,393
     1,693   Ventas, Inc.                              83,668
     1,820   Vornado Realty Trust                     165,529
       582   Washington Real Estate Investment
                Trust                                  21,319
       995   Weingarten Realty Investors               35,492
       699   Winthrop Realty Trust, Inc.                2,726
                                                -------------
                                                    3,199,036
                                                -------------
             Total Common Stocks--99.7%
             (Cost $9,636,606)                      7,223,239


    Shares   Description                                Value
-------------------------------------------------------------

             Money Market Fund--0.5%
             United States--0.5%
    38,340   Morgan Stanley Institutional Treasury
             Money Market Fund--0.66% (c)
             (Cost $38,340)                     $      38,340
                                                -------------

             Total Investments--100.2%
             (Cost $9,674,946) (d)                  7,261,579
             Net Other Assets and
                Liabilities--(0.2%)                   (12,920)
                                                -------------
             Net Assets--100.0%                  $  7,248,659
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents 7-day annualized yield at September 30, 2008.

(d) Aggregate cost for federal income tax purposes is $9,695,165. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $126,658 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,560,244.

REIT - Real Estate Investment Trust.


Security Valuation Inputs

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 2A):

                                                 Investments
Valuation Inputs                                in Securities
--------------------------------------------------------------
Level 1 - Quoted Prices - Investments          $   3,551,429
Level 2 - Other Significant Observable Inputs      3,710,150
Level 3 - Significant Unobservable Inputs                 --
--------------------------------------------------------------
Total                                          $   7,261,579
                                               ===============


                                                       % of
Industry                                            Net Assets
--------------------------------------------------------------
Real Estate Investment Trusts                         74.1%
Real Estate Management & Development                  24.6
Commercial Services & Supplies                         0.5
Hotels, Restaurants & Leisure                          0.2
Capital Markets                                        0.1
Health Care Providers & Services                       0.1
Insurance                                              0.1
Money Market Fund                                      0.5
--------------------------------------------------------------
Total Investments                                    100.2
Net Other Asset and Liabilities                       (0.2)
                                                  ------------
Total                                                100.0%
                                                  ============


Page 20                 See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund


Portfolio of Investments (a)
September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks--100.2%
             Australia--24.7%
     2,112   Australia & New Zealand Banking
                Group Ltd.                      $      32,629
     6,295   BlueScope Steel Ltd.                      37,100
       855   Commonwealth Bank of Australia            30,133
    42,916   Commonwealth Property Office
                Fund                                   50,567
    20,424   CSR Ltd.                                  40,924
    10,697   Fairfax Meolia Ltd.                       22,920
    19,306   FKP Property Group                        60,013
    32,159   ING Industrial Fund                       40,747
    45,976   ING Office Fund                           53,466
    18,235   Insurance Australia Group Ltd.            60,527
     5,522   Lion Nathan Ltd.                          41,342
    18,409   Macquarie Airports                        40,472
    24,473   Macquarie Infrastructure Group            46,405
    59,834   Macquarie Office Trust                    38,229
     2,018   National Australia Bank Ltd.              40,728
    10,648   Qantas Airways Ltd.                       27,146
     1,708   Sims Group Ltd.                           41,382
     1,700   St. George Bank Ltd.                      40,125
     7,146   Stockland                                 32,081
     3,810   Suncorp-Metway Ltd.                       28,959
    14,903   Telestra Corp. Ltd.                       49,999
    28,739   Tishman Speyer Office Fund                21,698
     1,517   Wesfarmers Ltd.                           35,279
     2,849   Westfield Group                           39,025
     1,786   Westpac Banking Corp.                     31,656
                                                -------------
                                                      983,552
                                                -------------
             Belgium--1.1%
       645   Mobistar S.A.                             45,397
                                                -------------
             Bermuda--1.2%
     8,057   VTech Holdings Ltd.                       47,124
                                                -------------
             Canada--8.4%
       862   Bell Aliant Regional
                Communications Income Fund             20,241
     1,723   Canadian Oil Sands Trust                  62,752
     1,343   Manitoba Telecom Services, Inc.           49,530
     7,049   Mullen Group Income Fund                 112,532
     6,774   Norbord, Inc.                             22,787
     3,130   Russel Metals, Inc.                       67,644
                                                -------------
                                                      335,486
                                                -------------
             Finland--0.8%
       990   Fortum Oyj                                33,224
                                                -------------
             France--1.9%
     1,340   France Telecom S.A.                       37,586
       408   Societe Generale                          36,650
                                                -------------
                                                       74,236
                                                -------------
             Germany--0.7%
       278   RWE AG                                    26,680
                                                -------------
             Hong Kong--4.6%
    18,422   BOC Hong Kong Holdings Ltd.               32,934
     8,027   Citic Pacific Ltd.                        23,464


    Shares   Description                                Value
-------------------------------------------------------------

             Hong Kong (Continued)
     6,814   CLP Holdings Ltd.                  $      54,966
     8,722   HongKong Electric Holdings Ltd.           54,783
     6,875   Orient Overseas International Ltd.        17,612
                                                -------------
                                                      183,759
                                                -------------
             Ireland--1.8%
     2,507   Allied Irish Banks PLC                    20,609
     4,598   Bank of Ireland                           25,633
     3,488   Irish Life & Permanent PLC                24,435
                                                -------------
                                                       70,677
                                                -------------
             Italy--4.1%
    10,176   Banca Monte dei Paschi di Sien S.p.A.     25,326
     1,514   Eni S.p.A.                                40,130
     8,520   Milano Assicurazioni S.p.A.               37,753
     2,147   Pirelli & C. Real Estate S.p.A.           27,547
    20,747   Telecom Italia S.p.A.                     30,877
                                                -------------
                                                      161,633
                                                -------------
             Japan--0.9%
     2,830   TAKEFUJI Corp.                            36,827
                                                -------------
             Netherlands--3.4%
     1,658   Heijmans N.V.                             27,237
     1,463   ING Groep N.V.                            31,363
     2,905   OCE N.V.                                  20,746
       585   Wereldhave N.V.                           57,099
                                                -------------
                                                      136,445
                                                -------------
             New Zealand--2.0%
    42,507   Telecom Corp. of New Zealand Ltd.         78,634
                                                -------------
             Norway--1.5%
     3,158   DnB NOR ASA                               24,499
     5,420   Norsk Hydro ASA                           36,668
                                                -------------
                                                       61,167
                                                -------------
             Singapore--2.1%
     9,000   Singapore Petroleum Co., Ltd.             29,246
    64,000   UOB-Kay Hian Holdings Ltd.                56,256
                                                -------------
                                                       85,502
                                                -------------
             Sweden--2.8%
    12,918   Kungsleden AB                             83,080
     2,934   NCC AB, Class B                           29,067
                                                -------------
                                                      112,147
                                                -------------
             United Kingdom--16.5%
     7,053   Alliance & Leicester PLC                  34,386
     7,203   Amlin PLC                                 41,216
     6,469   Barclays PLC                              38,435
    14,622   Brit Insurance Holdings PLC               47,811
     9,655   BT Group PLC                              27,990
    28,118   HMV Group PLC                             64,389
     4,951   IMI PLC                                   33,405
     9,031   Jardine Lloyd Thompson Group PLC          72,059
     8,160   Lloyds TSB Group PLC                      32,789
     3,627   Provident Financial PLC                   56,273
    21,525   Rentokil Initial PLC                      26,706


                        See Notes to Financial Statements               Page 21

First Trust Dow Jones Global Select Dividend Index Fund

September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks (Continued)
             United Kingdom (Continued)
     5,220   Rexam PLC                          $      37,087
     1,385   Severn Trent PLC                          33,606
    21,345   Tomkins PLC                               59,597
     9,300   Trinity Mirror PLC                        14,133
     3,168   United Utilities PLC                      39,315
                                                -------------
                                                      659,197
                                                -------------
             United States--21.7%
       545   Altria Group, Inc.                        10,813
       935   AT&T, Inc.                                26,105
     1,456   Bank of America Corp.                     50,960
     1,740   BB&T Corp.                                65,773
     2,355   Citigroup, Inc.                           48,301
     1,491   Comerica, Inc.                            48,891
       975   Consolidated Edison, Inc.                 41,886
     4,129   D.R. Horton, Inc.                         53,760
       942   DTE Energy Co.                            37,793
     4,609   First Horizon National Corp.              43,140
     5,417   Huntington Bancshares, Inc.               43,282
     2,707   KeyCorp                                   32,322
     3,369   Lee Enterprises, Inc.                     11,792
     1,303   Pepco Holdings, Inc.                      29,852
     1,033   Progress Energy, Inc.                     44,553
     2,694   Regions Financial Corp.                   25,862
       974   SCANA Corp.                               37,918
     1,091   Southern Co.                              41,120
       561   SunTrust Banks, Inc.                      25,239
     2,664   TECO Energy, Inc.                         41,904
     3,558   Umpqua Holdings Corp.                     52,339
       775   UST, Inc.                                 51,568
                                                -------------
                                                      865,173
                                                -------------

             Total Investments--100.2%
             (Cost $5,042,666) (b)                  3,996,860
             Net Other Assets and
                Liabilities--(0.2%)                    (6,975)
                                                -------------
             Net Assets--100.0%                 $   3,989,885
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax purposes is $5,085,769. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $72,534 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,161,443.


Security Valuation Inputs

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 2A):

                                                 Investments
Valuation Inputs                                in Securities
--------------------------------------------------------------
Level 1 - Quoted Prices - Investments          $   1,200,659
Level 2 - Other Significant Observable Inputs      2,796,201
Level 3 - Significant Unobservable Inputs                 --
--------------------------------------------------------------
Total                                          $   3,996,860
                                               ===============


                                                       % of
Industry                                           Net Assets
--------------------------------------------------------------
Commercial Banks                                      19.6%
Real Estate Investment Trusts                          8.4
Diversified Telecommunication                          8.0
Insurance                                              7.9
Electric Utilities                                     6.5
Multi-Utilities                                        5.7
Real Estate Management & Development                   4.3
Oil, Gas & Consumable Fuels                            3.3
Diversified Financial Services                         3.3
Industrial Conglomerates                               3.1
Metals & Mining                                        2.9
Energy Equipment & Services                            2.8
Consumer Finance                                       2.3
Transportation Infrastructure                          2.2
Trading Companies & Distributors                       1.7
Specialty Retail                                       1.6
Tobacco                                                1.6
Construction & Engineering                             1.4
Capital Markets                                        1.4
Household Durables                                     1.4
Media                                                  1.2
Communications Equipment                               1.2
Wireless Telecommunication Services                    1.1
Beverages                                              1.0
Containers & Packaging                                 0.9
Food & Staples Retailing                               0.9
Water Utilities                                        0.8
Machinery                                              0.8
Airlines                                               0.7
Commercial Services & Supplies                         0.7
Paper & Forest Products                                0.6
Office Electronics                                     0.5
Marine                                                 0.4
--------------------------------------------------------------
Total Investments                                    100.2
Net Other Asset and Liabilities                       (0.2)
                                                  ------------
Total                                                100.0%
                                                  ============


Page 22                 See Notes to Financial Statements

First Trust ISE Global Wind Energy Index Fund

Portfolio of Investments (a)
September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks--99.8%
             Australia--5.2%
    66,391   AGL Energy Ltd.                     $    732,200
 3,017,784   Babcock & Brown Wind
                Partners Group                      2,534,745
                                                -------------
                                                    3,266,945
                                                -------------
             Belgium--8.5%
 1,289,342   Hansen Transmissions
                International (b)                   5,374,343
                                                -------------
             Brazil--0.8%
    36,022   Centrais Eletricas Brasileiras
                SA ADR (b)                            515,788
                                                -------------
             Canada--2.3%
    28,179   Boralex, Inc. (b)                        227,180
    81,413   Canadian Hydro Developers,
                Inc. (b)                              315,937
   790,631   EarthFirst Canada, Inc. (b)              222,870
    25,441   Heroux-Devtek, Inc. (b)                  143,670
    25,515   Innergex Renewable Energy,
                Inc. (b)                              175,015
   300,991   Western Wind Energy Corp. (b)            381,807
                                                -------------
                                                    1,466,479
                                                -------------
             China--1.7%
   400,393   China High Speed Transmission
                Equipment Group Co., Ltd.             732,799
   276,606   Harbin Power Equipment Co., Ltd.         198,150
   874,272   Shanghai Prime Machinery
                Co., Ltd.                             115,542
                                                -------------
                                                    1,046,491
                                                -------------
             Denmark--9.0%
   169,280   Greentech Energy Systems A/S (b)         920,209
    54,786   Vestas Wind Systems A/S (b)            4,781,990
                                                -------------
                                                    5,702,199
                                                -------------
             France--5.4%
     8,902   Alstom SA                                675,744
       542   Areva SA                                 421,928
    14,583   EDF Energies Nouvelles                   726,624
   148,169   Theolia SA (b)                         1,586,764
                                                -------------
                                                    3,411,060
                                                -------------
             Germany--18.7%
    20,066   Conergy AG (b)                           178,289
    16,530   E.ON AG ADR                              833,558
   134,011   Nordex AG (b)                          3,752,739
    18,406   REpower Systems AG (b)                 5,265,036
     8,817   RWE AG                                   846,185
     9,489   Siemens AG ADR                           890,922
                                                -------------
                                                   11,766,729
                                                -------------
             Greece--0.9%
    17,262   C. Rokas S.A.                            392,777
    38,217   Terna Energy S.A.                        200,546
                                                -------------
                                                      593,323
                                                -------------


    Shares   Description                                Value
-------------------------------------------------------------

             Hong Kong--0.2%
 3,092,723   China Windpower Group Ltd. (b)     $     106,784
                                                -------------
             Japan--3.9%
       733   Japan Wind Development
                Co., Ltd.                           1,878,023
    49,000   Mitsui & Co., Ltd.                       608,302
                                                -------------
                                                    2,486,325
                                                -------------
             Poland--0.3%
    15,616   Polish Energy Partners S.A. (b)          189,911
                                                -------------
             Portugal--1.0%
   153,342   EDP-Energias de Portugal S.A.            643,548
                                                -------------
             Spain--16.3%
     3,392   Acciona S.A.                             516,971
   111,197   EDP Renovaveis S.A. (b)                  875,074
    21,450   Endesa S.A.                              783,798
   446,019   Fersa Energias Renovables S.A.         1,968,808
   140,455   Gamesa Corporacion
                Tecnologica S.A.                    4,812,252
   126,653   Iberdrola Renovables S.A. (b)            553,408
    77,509   Iberdrola S.A.                           787,410
                                                -------------
                                                   10,297,721
                                                -------------
             Sweden--1.2%
   106,217   Morphic Technologies AB (b)               73,117
    50,903   SKF AB                                   650,305
                                                -------------
                                                      723,422
                                                -------------
             Switzerland--0.3%
       215   Gurit Holding AG                         178,371
                                                -------------
             United Kingdom--8.2%
    15,922   BP PLC ADR                               798,807
   392,556   Clipper Windpower PLC (b)              2,359,407
   122,861   Novera Energy PLC (b)                    164,913
   514,553   Renewable Energy Regeneration          1,057,967
    13,660   Royal Dutch Shell PLC ADR                806,077
                                                -------------
                                                    5,187,171
                                                -------------
             United States--15.9%
    43,367   AES Corp (b)                             506,960
    13,245   Allegheny Technologies, Inc.             391,390
    17,615   Alliant Energy Corp.                     567,379
    15,712   American Superconductor Corp. (b)        370,332
     3,747   Ameron International Corp.               268,473
   247,531   Broadwind Energy, Inc. (b)             2,227,779
   117,912   Capstone Turbine Corp. (b)               152,106
    47,104   China Wind Systems, Inc. (b)              57,467
   187,082   Composite Technology Corp. (b)           136,570
    20,445   El Paso Electric Co. (b)                 429,345
    34,083   Federal Mogul Corp. (b)                  427,742
    12,942   FPL Group, Inc.                          650,983
    37,417   General Electric Co.                     954,133
     9,924   GreenHunter Energy, Inc. (b)             141,417
    11,210   Kaydon Corp.                             505,123
    19,913   NRG Energy, Inc. (b)                     492,847
    11,031   Otter Tail Corp.                         338,983
    16,788   Trinity Industries, Inc.                 431,955


                        See Notes to Financial Statements               Page 23

First Trust ISE Global Wind Energy Index Fund

September 30, 2008


    Shares   Description                                Value
-------------------------------------------------------------

             Common Stocks (Continued)
             United States (Continued)
    16,452   Woodward Governor Co.              $     580,262
    22,200   Zoltek Cos., Inc. (b)                    379,842
                                                -------------
                                                   10,011,088
                                                -------------

             Total Common Stocks--99.8%
             (Cost $93,041,584)                    62,967,698


             Rights--0.1%
             Sweden--0.1%
   112,653   Morphic Technologies AB
                expiring 10/13/08 (b)                  31,565
             (Cost $42,130)

             Warrants--0.0%
             United States--0.0%
       959   GreenHunter Energy, Inc.
                expiring 9/15/11@ $0 (b)                   --
             (Cost $0)
                                                -------------

             Total Investments--99.9%
             (Cost $93,083,714) (c)                62,999,263
             Net Other Assets and
                Liabilities--0.1%                      67,674
                                                -------------
             Net Assets--100.0%                 $  63,066,937
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $93,239,430. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,339 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,244,506.

ADR - American Depositary Receipt.


Security Valuation Inputs

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 2A):

                                                 Investments
Valuation Inputs                                in Securities
--------------------------------------------------------------
Level 1 - Quoted Prices - Investments           $ 16,394,271
Level 2 - Other Significant Observable Inputs     46,604,992
Level 3 - Significant Unobservable Inputs                 --
--------------------------------------------------------------
Total                                           $ 62,999,263
                                               ===============


                                                       % of
Industry                                           Net Assets
--------------------------------------------------------------
Electrical Equipment                                  38.5%
Independent Power Producers & Energy Traders          19.5
Machinery                                             11.5
Electric Utilities                                    11.3
Oil, Gas & Consumable Fuels                            5.9
Industrial Conglomerates                               3.5
Multi-Utilities                                        3.4
Construction & Engineering                             2.5
Trading Companies & Distributors                       1.0
Chemicals                                              0.9
Auto Components                                        0.7
Metals & Mining                                        0.6
Building Products                                      0.4
Aerospace & Defense                                    0.2
--------------------------------------------------------------
Total Investments                                     99.9
Net Other Asset and Liabilities                        0.1
                                                  ------------
Total                                                100.0%
                                                  ============


Page 24                 See Notes to Financial Statements

                     This page is intentionally left blank.

First Trust Exchange Traded Fund II


Statements of Assets and Liabilities
September 30, 2008


                                                                           First Trust                   First Trust
                                                                           DJ STOXX(R)                FTSE EPRA/NAREIT
                                                                       Select Dividend 30            Global Real Estate
                                                                           Index Fund                    Index Fund
                                                                     -----------------------     ---------------------------
ASSETS:
Investments at value                                                    $   12,386,481               $    7,261,579
Cash                                                                                --                        2,537
Foreign currency at value                                                           --                        5,067
Receivables:
   Investment securities sold                                                       --                           --
   Dividends                                                                   117,582                       26,284
   From investment advisor                                                      31,056                       24,531
   Foreign tax reclaims                                                         37,368                          583
   Interest                                                                          1                           27
Prepaid expenses                                                                31,399                        3,940
                                                                        --------------               --------------
   Total Assets                                                             12,603,887                    7,324,548
                                                                        --------------               --------------

LIABILITIES:
Due to custodian                                                                   124                           --
Payables:
   Investment securities purchased                                                  --                        4,159
   Capital shares redeemed                                                          --                           --
   Investment advisory fees                                                      4,496                        2,494
   Audit and tax fees                                                           31,300                       37,050
   Printing fees                                                                13,318                       18,561
   Licensing fees                                                                   --                        2,351
Accrued expenses and other liabilities                                           9,211                       11,274
                                                                        --------------               --------------
   Total Liabilities                                                            58,449                       75,889
                                                                        --------------               --------------

NET ASSETS                                                              $   12,545,438               $    7,248,659
                                                                        ==============               ==============

NET ASSETS consist of:
Paid-in capital                                                         $   22,287,853               $    9,717,935
Par value                                                                        8,033                        2,000
Accumulated net investment income (loss)                                        (8,661)                      34,313
Accumulated net realized gain (loss) on investments                         (3,454,191)                     (91,855)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and translation of assets and liabilities
   denominated in foreign currencies                                        (6,287,596)                  (2,413,734)
                                                                        --------------               --------------
NET ASSETS                                                              $   12,545,438               $    7,248,659
                                                                        ==============               ==============

NET ASSET VALUE, per share                                              $        15.62               $        36.24
                                                                        ==============               ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)             803,334                      200,002
                                                                        --------------               --------------

Investments at cost                                                     $   18,665,189               $    9,674,946
                                                                        ==============               ==============
Foreign currency at cost                                                $           --               $        5,269
                                                                        ==============               ==============


Page 26                    See Notes to Financial Statements

             First Trust                  First Trust
              Dow Jones                       ISE
       Global Select Dividend         Global Wind Energy
             Index Fund                   Index Fund
    ----------------------------   -------------------------

          $       3,996,860            $      62,999,263
                         --                      966,745
                      8,352                       14,297

                     26,833                    4,389,479
                     31,645                       23,600
                      7,698                       38,129
                        812                        1,449
                         36                           --
                      6,307                           --
          -----------------            -----------------
                  4,078,543                   68,432,962
          -----------------            -----------------


                      8,951                           --

                     25,251                    1,472,338
                         --                    3,797,056
                      1,416                       25,880
                     32,050                       29,300
                      5,240                        6,494
                         --                       17,120
                     15,750                       17,837
          -----------------            -----------------
                     88,658                    5,366,025
          -----------------            -----------------

          $       3,989,885            $      63,066,937
          =================            =================


          $       5,198,996            $      93,415,550
                      2,000                       33,000
                      7,499                       19,319
                   (171,047)                    (329,902)


                 (1,047,563)                 (30,071,030)
          -----------------            -----------------
          $       3,989,885            $      63,066,937
          =================            =================

          $           19.95            $           19.11
          =================            =================


                    200,002                    3,300,002
          -----------------            -----------------

          $       5,042,666            $      93,083,714
          =================            =================
          $           8,746            $          15,025
          =================            =================


                           See Notes to Financial Statements            Page 27

First Trust Exchange-Traded Fund II


Statement of Operations


                                                                                   First Trust                   First Trust
                                                                                    DJ STOXX(R)                 FTSE EPRA/NAREIT
                                                                               Select Dividend 30            Global Real Estate
                                                                                   Index Fund                    Index Fund
                                                                            ------------------------      ------------------------
                                                                                  For the Year                  For the Year
                                                                                      Ended                         Ended
                                                                               September 30, 2008            September 30, 2008
                                                                            ------------------------      ------------------------
INVESTMENT INCOME:
Dividends (b)                                                                   $      968,022               $      217,728
Interest                                                                                 1,159                        1,036
                                                                                --------------               --------------
   Total investment income                                                             969,181                      218,764
                                                                                --------------               --------------

EXPENSES:
Licensing fees                                                                          75,206                        7,157
Investment advisory fees                                                                55,153                       23,857
Legal fees                                                                              33,000                       18,500
Audit and tax fees                                                                      29,300                       32,550
Listing fees                                                                            23,548                       20,607
Printing fees                                                                           15,000                       15,000
Trustees' fees and expenses                                                             14,428                        2,655
Accounting and administration fees                                                      12,104                       26,672
Custodian fees                                                                           4,331                        7,233
Transfer agent fees                                                                        690                          298
Registration and filing fees                                                               678                          184
Other expenses                                                                           5,327                        4,848
                                                                                --------------               --------------
   Total expenses                                                                      268,765                      159,561
   Less fees waived and expenses reimbursed by the investment advisor                 (186,036)                    (123,776)
                                                                                --------------               --------------
   Net expenses                                                                         82,729                       35,785
                                                                                --------------               --------------

NET INVESTMENT INCOME (LOSS)                                                           886,452                      182,979
                                                                                --------------               --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                                      (3,453,673)                     (97,808)
   In-kind redemptions                                                                      --                           --
   Foreign currency transactions                                                       (10,874)                        (737)
                                                                                --------------               --------------
Net realized gain (loss)                                                            (3,464,547)                     (98,545)
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                      (6,375,797)                  (2,741,682)
   Foreign currency translation                                                         (8,957)                      (1,772)
                                                                                --------------               --------------
Net change in unrealized appreciation (depreciation)                                (6,384,754)                  (2,743,454)
                                                                                --------------               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                             (9,849,301)                  (2,841,999)
                                                                                --------------               --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              $   (8,962,849)              $   (2,659,020)

                                                                                ==============               ==============
(a)  Inception date.

(b)  Net of foreign withholding tax of $57,082 for the First Trust DJ STOXX(R)
     Select Dividend 30 Index Fund, $19,693 for the First Trust FTSE EPRA/NAREIT
     Global Real Estate Index Fund, $14,219 for the First Trust Dow Jones Global
     Select Dividend Index Fund and $30,744 for the First Trust ISE Global Wind
     Energy Index Fund.


Page 28                 See Notes to Financial Statements

             First Trust                  First Trust
              Dow Jones                       ISE
       Global Select Dividend         Global Wind Energy
             Index Fund                   Index Fund
    -----------------------------  -------------------------
           For the Period               For the Period
        November 21, 2007 (a)          June 16, 2008 (a)
              through                       through
         September 30, 2008           September 30, 2008
      ------------------------     ------------------------

            $       188,253              $       151,755
                         --                           --
            ---------------              ---------------
                    188,253                      151,755
            ---------------              ---------------
                     21,107                       18,048
                     10,876                       72,193
                     10,600                        8,500
                     32,800                       29,300
                     24,309                        4,303
                      6,000                        7,500
                      3,934                        7,369
                     13,765                       11,525
                      3,720                       10,000
                        136                          902
                        147                        3,849
                      2,832                        2,500
            ---------------              ---------------
                    130,226                      175,989
                   (113,913)                     (67,700)
            ---------------              ---------------
                     16,313                      108,289
            ---------------              ---------------

                    171,940                       43,466
            ---------------              ---------------
                   (170,715)                    (332,746)
                         --                   (1,211,584)
                     (2,590)                     (24,685)
            ---------------              ---------------
                   (173,305)                  (1,569,015)

                 (1,045,806)                 (30,084,451)
                     (1,757)                      13,421
            ---------------            -----------------
                 (1,047,563)                 (30,071,030)
            ---------------            -----------------
                 (1,220,868)                 (31,640,045)
            ---------------            -----------------

            $    (1,048,928)             $   (31,596,579)
            ===============              ===============


                           See Notes to Financial Statements            Page 29

First Trust Exchange-Traded Fund II


Statement of Changes in Net Assets


                                                                                                   First Trust
                                                                                                    DJ STOXX(R)
                                                                                               Select Dividend 30
                                                                                                   Index Fund
                                                                                ---------------------------------------------------
                                                                                                                For the Period
                                                                                    For the Year              August 27, 2007 (a)
                                                                                        Ended                       through
                                                                                 September 30, 2008           September 30, 2007
                                                                                ----------------------     ------------------------
OPERATIONS:
   Net investment income (loss)                                                   $      886,452               $        3,218
   Net realized gain (loss)                                                           (3,464,547)                         (74)
   Net change in unrealized appreciation (depreciation)                               (6,384,754)                      97,158
                                                                                  --------------               --------------
   Net increase (decrease) in net assets resulting from operations                    (8,962,849)                     100,302
                                                                                  --------------               --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                (887,901)                          --
                                                                                  --------------               --------------
   Total distributions to shareholders                                                  (887,901)                          --
                                                                                  --------------               --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                          19,195,866                    3,100,020
   Value of shares repurchased                                                                --                           --
                                                                                  --------------               --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions                                                                    19,195,866                    3,100,020
                                                                                  --------------               --------------

   Total increase (decrease) in net assets                                             9,345,116                    3,200,322

NET ASSETS:
   Beginning of period                                                                 3,200,322                           --
                                                                                  --------------               --------------

   End of period                                                                  $   12,545,438               $    3,200,322
                                                                                  ==============               ==============

   Accumulated net investment income (loss) at end of period                      $      (8,661)               $        3,144
                                                                                  ==============               ==============



CHANGES IN SHARES OUTSTANDING
   Shares outstanding, beginning of period                                               103,334                           --
   Shares sold                                                                           700,000                      103,334
   Shares repurchased                                                                         --                           --
                                                                                  --------------               --------------
   Shares outstanding, end of period                                                     803,334                      103,334
                                                                                  ==============               ==============


(a)  Inception date.


Page 30                    See Notes to Financial Statements

                       First Trust                                    First Trust                           First Trust
                    FTS EEPRA/NAREIT                                   Dow Jones                                ISE
                  Global Real Estate                           Global Select Dividend                  Global Wind Energy
                      Index Fund                                     Index Fund                            Index Fund
-----------------------------------------------------      -----------------------------          ---------------------------
                                  For the Period                   For the Period                        For the Period
      For the Year              August 27, 2007 (a)             November 21, 2007 (a)                   June 16, 2008 (a)
          Ended                       through                          through                               through
   September 30, 2008           September 30, 2007               September 30, 2008                    September 30, 2008
------------------------     ------------------------         ------------------------              ------------------------
    $        182,979              $        14,412                $        171,940                       $        43,466
             (98,545)                      (1,066)                       (173,305)                           (1,569,015)
          (2,743,454)                     329,720                      (1,047,563)                          (30,071,030)
    ----------------              ---------------                ----------------                       ---------------
          (2,659,020)                     343,066                      (1,048,928)                          (31,596,579)
    ----------------              ---------------                ----------------                       ---------------


            (155,322)                          --                        (162,183)                                   --
    ----------------              ---------------                ----------------                       ---------------
            (155,322)                          --                        (162,183)                                   --
    ----------------              ---------------                ----------------                       ---------------


           4,719,835                    5,000,100                       5,200,996                           100,602,595
                  --                           --                              --                            (5,939,079)
    ----------------              ---------------                ----------------                       ---------------

           4,719,835                    5,000,100                       5,200,996                            94,663,516
    ----------------              ---------------                ----------------                       ---------------

           1,905,493                    5,343,166                       3,989,885                            63,066,937


           5,343,166                           --                              --                                    --
    ----------------              ---------------                ----------------                       ---------------

    $      7,248,659              $     5,343,166                $      3,989,885                       $    63,066,937
    ================              ===============                ================                       ===============

    $         34,313              $        14,735                $          7,499                       $        19,319
    ================              ===============                ================                       ===============




             100,002                           --                              --                                    --
             100,000                      100,002                         200,002                             3,600,002
                  --                           --                              --                              (300,000)
   -----------------              ---------------               -----------------                       ---------------
             200,002                      100,002                         200,002                             3,300,002
   =================              ===============               =================                       ===============


                         See Notes to Financial Statements              Page 31

First Trust Exchange-Traded Fund II


Financial Highlights
For a Share outstanding throughtout each period


First Trust DJ STOXX(R) Select Dividend 30 Index Fund


                                                                                                      For the Period
                                                                             For the                August 27, 2007 (a)
                                                                           Year Ended                     through
                                                                       September 30, 2008           September 30, 2007
                                                                    ------------------------     ------------------------
Net asset value, beginning of period                                     $        30.97               $         30.00
                                                                         ---------------              ---------------
Income from investment operations:
Net investment income (loss)                                                       1.26                          0.03(b)
Net realized and unrealized gain (loss)                                         (15.32)                          0.94
                                                                         ---------------              ---------------
Total from investment operations                                                 (14.06)                         0.97
Distributions paid to shareholders from:
Net investment income                                                             (1.29)                           --
                                                                         ---------------              ---------------

Net asset value, end of period                                           $        15.62               $         30.97
                                                                         ===============              ===============

TOTAL RETURN (c)                                                               (46.12)%                         3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $       12,545               $         3,200
Ratios to average net assets:
Ratio of total expenses to average net assets                                     1.95%                        19.64%(d)
Ratio of net expenses to average net assets                                       0.60%                         0.60%(d)
Ratio of net investment income to average net assets                              6.43%                         1.18%(d)
Portfolio turnover rate (e)                                                         80%                            0%




First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund


                                                                                                        For the Period
                                                                             For the                  August 27, 2007 (a)
                                                                            Year Ended                     through
                                                                        September 30, 2008            September 30, 2007
                                                                    ------------------------     ------------------------
Net asset value, beginning of period                                     $        53.43               $         50.00
                                                                         --------------               ---------------
Income from investment operations:
Net investment income (loss)                                                       1.25                          0.14(b)
Net realized and unrealized gain (loss)                                         (17.25)                          3.29
                                                                         --------------               ---------------
Total from investment operations                                                 (16.00)                         3.43
Distributions paid to shareholders from:
Net investment income                                                             (1.19)                           --
                                                                         --------------               ---------------

Net asset value, end of period                                           $        36.24               $         53.43
                                                                         ==============               ===============

TOTAL RETURN (c)                                                               (30.35)%                         6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $        7,249               $         5,343
Ratios to average net assets:
Ratio of total expenses to average net assets                                     2.68%                        11.51%(d)
Ratio of net expenses to average net assets                                       0.60%                         0.60%(d)
Ratio of net investment income to average net assets                              3.07%                         3.22%(d)
Portfolio turnover rate (e)                                                          7%                            1%

(a)  Inception date.

(b)  Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 32                    See Notes to Financial Statements

First Trust Exchange-Traded Fund II


Financial Highlights
For a Share outstanding throughout the period


First Trust Dow Jones Global Select Dividend Index Fund


                                                                                       For the Period
                                                                                    November 21, 2007 (a)
                                                                                           through
                                                                                     September 30, 2008
                                                                                --------------------------
Net asset value, beginning of period                                                 $        30.00
                                                                                     --------------
Income from investment operations:
Net investment income (loss)                                                                   1.38
Net realized and unrealized gain (loss)                                                      (10.10)
                                                                                     --------------
Total from investment operations                                                              (8.72)

Distributions paid to shareholders from:
Net investment income                                                                         (1.33)
                                                                                     --------------

Net asset value, end of period                                                       $        19.95
                                                                                     ==============

TOTAL RETURN (b)                                                                             (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                 $        3,990
Ratios to average net assets:
Ratio of total expenses to average net assets                                                 4.79%(c)
Ratio of net expenses to average net assets                                                   0.60%(c)
Ratio of net investment income to average net assets                                          6.33%(c)
Portfolio turnover rate (d)                                                                     42%


First Trust ISE Global Wind Energy Index Fund                                          For the Period
                                                                                      June 16, 2008 (a)
                                                                                           through
                                                                                     September 30, 2008
                                                                                  ------------------------

Net asset value, beginning of period                                                 $        30.00
                                                                                     --------------
Income from investment operations:
Net investment income (loss) (b)                                                               0.01
Net realized and unrealized gain (loss)                                                      (10.90)
                                                                                     --------------
Total from investment operations                                                             (10.89)
                                                                                     --------------

Net asset value, end of period                                                       $        19.11
                                                                                     ==============

TOTAL RETURN (b)                                                                           (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                 $       63,067
Ratios to average net assets:
Ratio of total expenses to average net assets                                                 0.98%(c)
Ratio of net expenses to average net assets                                                   0.60%(c)
Ratio of net investment income to average net assets                                          0.24%(c)
Portfolio turnover rate (d)                                                                     13%

(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                    See Notes to Financial Statements                   Page 33

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


                                1. Organization

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").


The Trust currently consists of four funds:

      First Trust DJ STOXX(R) Select Dividend 30 Index Fund - (NYSE Arca, Inc. ticker "FDD")

      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund - (NYSE Arca, Inc. ticker "FFR")

      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FGD")

      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca, Inc. ticker "FAN")


Subsequent to September 30, 2008, the date of this annual report, First Trust ISE Global Engineering and Construction Index Fund, an additional series of the Trust, began trading under the ticker symbol "FLM" on the NYSEArca, Inc.

Each Fund represents a separate series of shares of beneficial interest in the Trust (individually, each a "Fund" and collectively, the "Funds"). The shares of the Funds are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of a specified amount of shares called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund                                                                Index
First Trust DJ STOXX(R) Select Dividend 30 Index Fund               Dow Jones STOXX(R) Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund          FTSE EPRA/NAREIT Global Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund             Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                       ISE Global Wind Energy Index
First Trust ISE Global Engineering and Construction Index Fund      ISE Global Engineering and Construction Index

                       2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. Portfolio Valuation

The NAV of each Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days, when purchased, are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices that may differ from current market quotations or the official closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of its Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant Index may adversely affect the Fund's ability to track the Index.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No.157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of October 1, 2008, the beginning of each Fund's current fiscal year; however, this standard has been adopted early for each Fund and is disclosed in this report. The three levels of the fair value hierarchy under FAS 157 are described below:

      o Level 1- quoted prices in active markets for identical securities
      o Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      o Level 3- significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Funds' net assets as of September 30, 2008 is included with each Fund's Portfolio of Investments.


B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

A Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from the MLPs or REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the MLPs or REITs after their tax reporting periods conclude.


C. Foreign Currency

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.


D. Dividends and Distribution to Shareholders

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and the First Trust Dow Jones Global Select Dividend Index Fund and semi-annually by the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and the First Trust ISE Global Wind Energy Index Fund or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.


The tax character of distributions paid by each Fund during the period ended September 30, 2008 were as follows:

                                                                             Distributions paid from       Distributions paid from
                                                                                Ordinary Income               Return of Capital
                                                                          ----------------------------  ----------------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                        $      887,901                $       --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                          155,322                        --
First Trust Dow Jones Global Select Dividend Index Fund                             162,183                        --
First Trust ISE Global Wind Energy Index Fund                                            --                        --

There were no distributions paid during the period ended September 30, 2007.


As of September 30, 2008, the components of distributable earnings on a tax basis for the Funds were as follows:

                                                                                             Accumulated      Net Unrealized
                                                                        Undistributed          Capital         Appreciation
                                                                       Ordinary Income       Gain (Loss)      (Depreciation)
                                                                      -------------------  ---------------  ------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                   $   22,038           $      --        $ (7,074,371)
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                  66,332               2,767          (2,433,953)
First Trust Dow Jones Global Select Dividend Index Fund                     10,907                  --          (1,090,666)
First Trust ISE Global Wind Energy Index Fund                               19,319                  --         (30,226,746)


E. Income Taxes

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

In June 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." FIN 48 establishes a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return, and is effective for the Funds' current fiscal year. As of September 30, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that no provision for income tax is required in the Funds' financial statements.

At September 30, 2008, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.


                                                                    Capital Loss Available
                                                                            Through
                                                                      September 30, 2016
                                                                  --------------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund               $         --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                    --
First Trust Dow Jones Global Select Dividend Index Fund                  131,352
First Trust ISE Global Wind Energy Index Fund                            174,186


During the year ended September 30, 2008 the FTSE EPRA/NAREIT Global Real Estate Index Fund utilized capital loss carryforwards of $1,389 to offset realized gains. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of the Funds' next taxable year.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


The following Funds incurred and elected to defer net capital and currency losses as follows:

                                                                            Post October Losses
                                                                   Capital Losses        Currency Losses
                                                                 ------------------    -------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund              $    2,667,562        $    30,553
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                 75,259             31,163
First Trust Dow Jones Global Select Dividend Index Fund                        --                 --
First Trust ISE Global Wind Energy Index Fund                                  --                 --


In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the differences between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the period ended September 30, 2008, the adjustments were as follows:

                                                                                              Accumulated
                                                                           Accumulated        Net Realized
                                                                          Net Investment       Gain (Loss)         Paid-in
                                                                          Income (Loss)      on Investments        Capital
                                                                       -------------------  ------------------  ---------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                     $  (10,356)         $    10,356         $        --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                    (8,079)               8,079                  --
First Trust Dow Jones Global Select Dividend Index Fund                       (2,258)               2,258                  --
First Trust ISE Global Wind Energy Index Fund                                (24,147)           1,239,113          (1,214,966)


F. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Advisors L.P. ("First Trust") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

Funds                                                            Licensor
First Trust DJ STOXX(R) Select Dividend 30 Index Fund            STOXX Limited
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund       FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund          Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                    International Securities Exchange, LLC

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

G. Accounting Pronouncement

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS161 will have on the Funds' financial statement disclosures, if any.

          3. Investment Advisory Fee and Other Affiliated Transactions

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and providing certain other services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at an annual rate of 0.40% of such Fund's average daily net assets.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.60% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least two years from the Fund's inception. Expenses borne by the Advisor are subject to reimbursement by the Funds for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

The advisory fee waivers and expense reimbursements for the period ended September 30, 2008 and the expenses borne by the Advisor subject to reimbursement by each Fund from inception through September 30, 2008 were as follows:

                                                                                                               Expenses Borne by
                                                                        Advisory Fee         Expense            Advisor Subject
                                                                          Waivers         Reimbursements        to Reimbursement
                                                                      ----------------  --------------------  --------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                  $  55,153          $  130,883           $   238,175
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                23,857              99,919               172,631
First Trust Dow Jones Global Select Dividend Index Fund                   10,876             104,500               115,376
First Trust ISE Global Wind Energy Index Fund                             67,700                  --                67,700

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM") (formerly known as The Bank of New York). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC, Inc., provides certain administrative services to the Trust and the Funds in connection with the meetings of the Trust's Board and other related matters.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust of the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, the Lead Independent Trustee and each committee chairman will serve two-year terms. The officers and interested trustee receive no compensation from the trusts for serving in such capacities.


                      4. Purchases and Sales of Securities


For the period ended September 30, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                                        Purchases                  Sales
                                                                                 --------------------       --------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                                 $ 10,810,338              $ 10,792,404
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                                 623,690                   430,080
First Trust Dow Jones Global Select Dividend Index Fund                                  1,436,169                 1,350,666
First Trust ISE Global Wind Energy Index Fund                                           12,605,635                 8,485,853

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


For the period ended September 30, 2008, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                                        Purchases                  Sales
                                                                                 --------------------       --------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                                $  19,097,598             $        --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                               4,612,690                      --
First Trust Dow Jones Global Select Dividend Index Fund                                  5,129,829                      --
First Trust ISE Global Wind Energy Index Fund                                           96,471,504               5,918,707

Gains on in-kind transactions are not considered taxable for federal income tax purposes.


                 5. Creations, Redemptions and Transaction Fees

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 100,000 shares. Effective December 1, 2008, shares will be created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, $1,000 for the First Trust Dow Jones Global Select Dividend Index Fund and $1,000 for the First Trust ISE Global Wind Energy Index Fund, regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, $1,000 for the First Trust Dow Jones Global Select Dividend Index Fund and $1,000 for the First Trust ISE Global Wind Energy Index Fund, regardless of the number of Creation Units redeemed in the transaction. The Redemp tion Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.


                              6. Distribution Plan

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before June 30, 2009.


                               7. Indemnification

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


                              8. Concentration Risk

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of First Trust Exchange-Traded
Fund II:


We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund II, comprised of the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund and First Trust ISE Global Wind Energy Index Fund (collectively, the "Funds"), including the portfolios of investments, as of September 30, 2008, the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded Fund II as of September 30, 2008, the results of their operations, changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/  Deloitte & Touche LLP


Chicago, Illinois
November 25, 2008

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008

                      Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2008 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               Portfolio Holdings

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             Federal Tax Information

For the taxable year ended September 30, 2008, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available for corporations:

                                                                                            Dividends Received Deduction
                                                                                         ----------------------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                                                   0%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                                              0%
First Trust Dow Jones Global Select Dividend Index Fund                                                15%
First Trust ISE Global Wind Energy Index Fund                                                          63%

For the taxable year ended September 30, 2008, the following percentages of income dividends paid by the Funds are designated as qualified dividend income:

                                                                                              Qualified Dividend Income
                                                                                         ----------------------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                                                  95%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                                             34%
First Trust Dow Jones Global Select Dividend Index Fund                                                90%
First Trust ISE Global Wind Energy Index Fund                                                         100%

The Fund meets the requirements of Section 853 of the Internal Revenue Code and elects to pass through to its shareholders credit for foreign taxes paid. The total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                              Income Received               Foreign Taxes Paid
                                                                          Amount         Per Share        Amount         Per Share
                                                                     --------------------------------  ----------------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                    $968,305          $1.21          $55,731          $0.07
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                124,324           0.62           17,254           0.09
First Trust Dow Jones Global Select Dividend Index Fund                   159,321           0.80           14,002           0.07
First Trust ISE Global Wind Energy Index Fund                             118,974           0.04           27,748           0.01


                               Advisory Agreement


Board Considerations Regarding Approval of First Trust ISE Global Wind Energy Index Fund's Advisory Contract

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including a majority of the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust ISE Global Wind Energy Index Fund (the "Fund") for an initial two-year term at a meeting held on May 22, 2008. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of the Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by other service providers.

The Trustees also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group consisted solely of three other exchange-traded funds ("ETFs") investing in the energy sector, but considered that no peer ETF invested primarily in the wind energy industry. The Board noted the small number of ETFs in the peer group and considered certain other limitations in the comparability of the ETFs in the peer group. The Board noted the services to be provided by First Trust for the annual advisory fee of 0.40% of the Fund's average daily net assets and that the proposed advisory fee for the Fund was lower than the advisory fees of the other ETFs in the peer group, one of which paid a unitary fee. The Board also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Fund's, noting that those fees generally were the same as the fee to be charged to the Fund, and for those funds for which First Trust served as sub-adviser, for which the annual fee usually was 0.35% of average daily net assets, the Board noted First Trust's statement that the services provided to these funds (which are not ETFs) may not be comparable to those to be provided to the Fund. In light of the nature, extent and quality of services to be provided under the Agreement, and in light of First Trust's agreement to waive fees and/or pay Fund expenses for at least two years, the Board determined that the investment advisory fee for the Fund was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust, but had agreed to cap the Fund's expenses for two years and did not anticipate making a profit in the near term. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fundportfolio.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Trustees concluded that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.


                                 Privacy Policy


The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


Sources of Information

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o  Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o  Information we collect on our website through the use of "cookies."
         For example, we may identify the pages on our website that your browser requests or visits.


Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

       o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2008


Each Fund's respective statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   THE FIRST TRUST   OTHER
                                   TERM OF OFFICE                                  FUND COMPLEX      TRUSTEESHIPS OR
NAME, ADDRESS                      AND YEAR FIRST                                  OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH AND                  ELECTED OR         PRINCIPAL OCCUPATIONS        TRUSTEE           HELD BY TRUSTEE
POSITION WITH THE TRUST            APPOINTED          DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                           INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee       o Indefinite Term  Physician; President,              60         None
c/o First Trust Advisors L.P.                         Wheaton Orthopedics;
120 East Liberty Drive             o Since Inception  Co-owner and Co-Director
  Suite 400                                           (January 1996 to May
Wheaton, IL 60187                                     2007), Sports Med Center
D.O.B. : 04/51                                        for Fitness; Limited
                                                      Partner, Gundersen Real
                                                      Estate Partnership;
                                                      Limited Partner, Sportsmed LLC

Thomas R. Kadlec, Trustee          o Indefinite Term  Senior Vice President and          60         Director of ADM Investor
c/o First Trust Advisors L.P.                         Chief Financial Officer                       Services, Inc.
120 East Liberty Drive             o Since Inception  (May 2007 to Present),                        and Director of
  Suite 400                                           Vice President and Chief                      Archer Financial
Wheaton, IL 60187                                     Financial Officer (1990 to                    Services, Inc.
D.O.B. : 11/57                                        May 2007), ADM Investor
                                                      Services, Inc. (Futures
                                                      Commission Merchant);
                                                      President (May 2005 to
                                                      Present), ADM Derivatives,
                                                      Inc.; Registered
                                                      Representative (2000 to
                                                      Present), Segerdahl &
                                                      Company, Inc., a FINRA
                                                      member (Broker-Dealer)

Robert F. Keith, Trustee           o Indefinite Term  President (2003 to                 60         None
c/o First Trust Advisors L.P.                         Present), Hibs Enterprises
120 East Liberty Drive             o Since Inception  (Financial and Management
  Suite 400                                           Consulting); President
Wheaton, IL 60187                                     (2001 to 2003), Aramark
D.O.B. : 11/56                                        Service Master Management;
                                                      President and Chief
                                                      Operating Officer (1998 to
                                                      2003), Service Master
                                                      Management Services

Niel B. Nielson, Trustee           o Indefinite Term  President (June 2002 to            60         Director of
c/o First Trust Advisors L.P.                         Present), Covenant College                    Covenant
120 East Liberty Drive             o Since Inception                                                Transport Inc.
  Suite 400
Wheaton, IL 60187
D.O.B. : 03/54


----------------------------------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,        o Indefinite Term  President, First Trust             60         Trustee of
President, Chairman of the Board                      Advisors L.P. and First                       Wheaton College
and CEO                            o Since Inception  Trust Portfolios L.P.;
120 East Liberty Drive                                Chairman of the Board of
  Suite 400                                           Directors, BondWave
Wheaton, IL 60187                                     LLC (Software Development
D.O.B. : 09/55                                        Company/Broker-Dealer/Investment
                                                      Advisor) and Stonebridge
                                                      Advisors LLC (Investment Advisor)


_______________________
(1)  Mr. Bowen is deemed an "interested person" of the Trust due to his position as President of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited) (Continued)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2008


          NAME, ADDRESS                POSITION AND OFFICES      TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS
          AND DATE OF BIRTH            WITH TRUST                LENGTH OF SERVICE     DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                           OFFICERS WHO ARE NOT TRUSTEES(2)
----------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley                        Treasurer, Controller,    o Indefinite Term     Chief Financial Officer,
120 East Liberty Drive                 Chief Financial Officer                         First Trust Advisors L.P. and
  Suite 400                            and Chief Accounting      o Since Inception     First Trust Portfolios L.P.;
Wheaton, IL 60187                      Officer                                         Chief Financial Officer,
D.O.B. : 11/57                                                                         BondWave LLC (Software
                                                                                       Development
                                                                                       Company/Broker-Dealer/Investment
                                                                                       Advisor) and Stonebridge
                                                                                       Advisors LLC (Investment
                                                                                       Advisor)


James M. Dykas                         Assistant Treasurer       o Indefinite          Senior Vice President (April
120 East Liberty Drive                                             Term                2007 to Present), Vice
  Suite 400                                                                            President (January 2005 to
Wheaton, IL 60187                                                o Since Inception     April 2007), First Trust
D.O.B. : 01/66                                                                         Advisors L.P. and First Trust
D.O.B. : 01/66                                                                         Portfolios L.P.; Executive
                                                                                       Director (December 2002 to
                                                                                       January 2005), Vice President
                                                                                       (December 2000 to December
                                                                                       2002), Van Kampen Asset
                                                                                       Management and Morgan Stanley
                                                                                       Investment Management



W. Scott Jardine                       Secretary and Chief       o Indefinite Term     General Counsel, First Trust
120 East Liberty Drive                 Compliance Officer                              Advisors L.P. and First Trust
  Suite 400                                                      o Since Inception     Portfolios L.P.; Secretary,
Wheaton, IL 60187                                                                      BondWave LLC (Software
D.O.B. : 05/60                                                                         Development
                                                                                       Company/Broker-Dealer/Investment
                                                                                       Advisor)and Stonebridge Advisors
                                                                                       LLC (Investment Advisor)



Daniel J. Lindquist                    Vice President            o Indefinite          Senior Vice President
120 East Liberty Drive                                             Term                (September 2005 to Present),
  Suite 400                                                                            Vice President (April 2004 to
Wheaton, IL 60187                                                o Since Inception     September 2005), First Trust
D.O.B. : 02/70                                                                         Advisors L.P. and First Trust
                                                                                       Portfolios L.P.; Chief
                                                                                       Operating Officer (January
                                                                                       2004 to April 2004), Mina
                                                                                       Capital Management, LLC;
                                                                                       Chief Operating Officer
                                                                                       (April 2000 to January 2004),
                                                                                       Samaritan Asset Management
                                                                                       Services, Inc.


Kristi A. Maher                        Assistant Secretary       o Indefinite Term     Deputy General Counsel (May
120 East Liberty Drive                                                                 2007 to Present), Assistant
  Suite 400                                                      o Since Inception     General Counsel (March 2004
Wheaton, IL 60187                                                                      to May 2007), First Trust
D.O.B. : 12/66                                                                         Advisors L.P. and First Trust
                                                                                       Portfolios L.P.; Associate
                                                                                       (December 1995 to March
                                                                                       2004), Chapman and Cutler LLP


Roger F. Testin                        Vice President            o Indefinite Term     Senior Vice President,(November 2003 to
120 East Liberty Drive                                                                 Present), Vice President(August 2001 to
  Suite 400                                                      o Since Inception     November 2003), First Trust Advisors L.P.
Wheaton, IL 60187                                                                      and First TRust Portfolios L.P.;
D.O.B. :  06/66                                                                        Analyst (1998-2001), Dolan
                                                                                       Capital Management


Coleen D. Lynch                        Assistant Vice President  o Indefinite Term     Assistant Vice President
120 East Liberty Drive                                                                 (January 2008 to Present),
  Suite 400                                                      o Since July, 2008    First Trust Advisors L.P. and
Wheaton, IL 60187                                                                      First Trust Portfolios L.P.;
D.O.B. : 07/58                                                                         Vice President (May 1998 to
                                                                                       January 2008), Van Kampen
                                                                                       Asset Management and Morgan
                                                                                       Stanley Investment Managment


Stan Ueland                            Vice President            o Indefinite Term     Vice President (August 2005
120 East Liberty Drive                                                                 to Present), First Trust
  Suite 400                                                      o Since Inception     Advisors L.P. and First Trust
Wheaton, IL 60187                                                                      Portfolios L.P; Vice
D.O.B. : 11/70                                                                         President (May 2004 to August
                                                                                       2005), BondWave LLC (Software
                                                                                       Development
                                                                                       Company/Broker-Dealer/Investment
                                                                                       Advisor); Account Executive
                                                                                       (January 2003 to May 2004),
                                                                                       Mina Capital Management, LLC
                                                                                       and Samaritan Asset
                                                                                       Management Services, Inc.;
                                                                                       Sales Consultant (January
                                                                                       1997 to January 2003), Oracle
                                                                                       Corporation
___________________
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
Risk Considerations (Unaudited)
--------------------------------------------------------------------------------


Risk Considerations


You should consider each Fund's investment objective, risks, and charges and expenses carefully before investing. You can download each Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at 1-800-621-1675 to request a prospectus, which contains this and other information about the particular Fund. Read it carefully before you invest. First Trust Portfolios L.P. is the distributor of First Trust Exchange-Traded Fund II.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase Fund shares directly from a Fund and individual Fund shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index. Fund shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. In 2008, securities markets have been significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The potential impact of the financial crisis on securities markets may prove to be significant and long-lasting and may have a substantial impact on the value of a Fund.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indices, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses and related sublicenses may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its Index regardless of the securities' investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which they invest.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected

--------------------------------------------------------------------------------
Risk Considerations (Unaudited) (Continued)
--------------------------------------------------------------------------------


or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one country.

Because each Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Each Fund may hold securities of certain non-U.S. and non-Canadian companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Each Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Each Fund may invest in securities issued by companies headquartered in Europe. Such Funds are therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the EU, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in securities issued by companies headquartered in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

The Funds may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States. Due to the downturn, subprime mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and are likely to continue to be subject to interest rates that are significantly higher than those experienced by mortgage loans underwritten in a traditional manner. The downturn in the subprime mortgage lending market and the resulting impact on the world's economies has had a significant adverse effect on the financials sector and the economy and may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Fund may decline in response to such developments.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow

--------------------------------------------------------------------------------
Risk Considerations (Unaudited) (Continued)
--------------------------------------------------------------------------------


dependency, possible default by borrowers, the costs and potential losses of selfliquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

The First Trust Dow Jones Global Select Dividend Index Fund and the First Trust DJ STOXX(R) Select Dividend 30 Index Fund invest in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. These industries are generally extensively regulated and may be adversely affected by increased regulations.

The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                           [BLANK INSIDE BACK COVER]

LOGO OMMITTED           FIRST TRUST




FIRST TRUST EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive
Wheaton, Il 60187



ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, Ny 10286



BOARD ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, De 19809



INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Il 60606



LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, Il 60603



-------------------------------------------------------------------------------

Back Cover

ITEM 2. CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

         (d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as an audit committee financial experts serving on the registrant's audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $6,500 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $50,000 for the fiscal year ended September 30, 2008.

         (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $0 for the fiscal year ended September 30, 2008.

             Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $0 for the fiscal year ended September 30, 2008.

         (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $2,250 for the fiscal year ended September 30, 2008. These fees were for tax consultation.

             Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $0 for the fiscal year ended September 30, 2008.

         (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $0 for the fiscal year ended September 30, 2008.

             All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007 and $0 for the fiscal year ended September 30, 2008.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

          (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant from the inception of the registrant on August 27, 2007 through September 30, 2007, were $0 for the registrant, $7,000 for the registrant's investment adviser and $6,800 for the registrant's distributor, and for the fiscal year ended September 30, 2008, were $2,250 for the registrant, $12,143 for the registrant's investment adviser and $36,288 for the registrant's distributor.

         (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material change to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)  (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded Fund II

By: /s/ James A. Bowen
    ------------------------------------
Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date: November 24, 2008
      -----------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ------------------------------------
Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date: November 24, 2008
      -----------------------------



By: /s/ Mark R. Bradley
    ------------------------------------
Name:    Mark R. Bradley

Title:   Treasurer, Controller, Chief Financial Officer and Chief
         Accounting Officer

Date: November 24, 2008
      -----------------------------